UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 4th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7235

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2024

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)

Shenkman Capital Floating Rate High Income Fund
Class F | SFHFX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Shenkman Capital Floating Rate High Income Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds. You can also request this information by contacting us at 1-855-743-6562.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$58	0.56%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Shenkman Floating Rate High Income Fund (the “Fund”) modestly underperformed the Morningstar LSTA US B- Ratings and Above Loan Index (the “Index”) for the twelve months ended September 30, 2024 (the “Period”). The Index returned 9.69% in the Period, buoyed by high coupons and robust CLO formations. The Telecommunication Services sector outperformed during the Period including several distressed issuers that rebounded sharply later in the Period. The Fund maintained an underweight in the sector which negatively impacted relative performance. Loans rated B-, which represent approximately 25% of the Index, outperformed for the Period.
Over the Last-Twelve-Months period, the Fund underperformed the Bloomberg U.S. Aggregate Bond Index which returned 11.57% for the period.

Top Contributors
↑	The top contributors for the period included the Fund’s out-of-Index allocation to high yield bonds, which outperformed leveraged loans for the period.

Top Detractors
↓	Conversely, our underweight in the B- rated loans and being underweight in the Telecommunication Services sector both detracted from the Fund’s performance.
POSITIONING
We believe the Fund is well-positioned, maintaining a bias toward higher quality loans with appropriate industry diversification and a conservative credit profile. The top sector weightings remained unchanged with Software & Services, Consumer Services, and Capital Goods remaining the three largest exposures. We increased exposures across several sectors, with Software & Services, Financial Services, and Telecommunication Services seeing the largest increases while Pharmaceuticals, Biotechnology & Life Sciences and Commercial & Professional Services seeing the largest exposure decreases. The Fund’s rating profile remained largely unchanged, with a modest increase in single B rated loans while reducing exposures in BBB & Above rated loans.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Shenkman Capital Floating Rate High Income Fund	PAGE 1	TSR-AR-00770X485

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/01/2017)
Class F	8.77	4.81	4.39
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.73
Morningstar LSTA US Leveraged Loan TR USD	9.59	5.74	5.12
Morningstar LSTA US B- Ratings and Above Loan TR USD	9.69	5.71	5.13
Visit https://www.shenkmancapital.com/strategies#mutual_funds for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$274,354,993
Number of Holdings	492
Net Advisory Fee	$866,106
Portfolio Turnover	70%
Average Credit Quality	B+ / B1*
Weighted Average Maturity	4.53 years
30-Day SEC Yield	8.22%
30-Day SEC Yield Unsubsidized	8.04%
Visit https://www.shenkmancapital.com/strategies#mutual_funds for more recent performance information.
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.
Shenkman Capital Floating Rate High Income Fund	PAGE 2	TSR-AR-00770X485

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Securities	(% of net assets)
First American Government Obligations Fund	5.0%
Gen Digital, Inc.	0.8%
Cloud Software Group, Inc.	0.7%
AssuredPartners, Inc.	0.7%
Acrisure LLC	0.7%
Flutter Financing BV	0.7%
Delivery Hero Finco LLC	0.7%
Alterra Mountain Co.	0.7%
UKG, Inc.	0.6%
Asurion LLC	0.6%

Security Type	(% of net assets)
Bank Loans	84.8%
Corporate Bonds	12.7%
Money Market Funds	5.0%
Cash & Other	-2.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.shenkmancapital.com/strategies#mutual_funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Shenkman Capital Management documents not be householded, please contact Shenkman Capital Management at 1-855-743-6562, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Shenkman Capital Management or your financial intermediary.
Shenkman Capital Floating Rate High Income Fund	PAGE 3	TSR-AR-00770X485

Shenkman Capital Floating Rate High Income Fund
Institutional Class | SFHIX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Shenkman Capital Floating Rate High Income Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds. You can also request this information by contacting us at 1-855-743-6562.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	0.54%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Shenkman Floating Rate High Income Fund (the “Fund”) modestly underperformed the Morningstar LSTA US B- Ratings and Above Loan Index (the “Index”) for the twelve months ended September 30, 2024 (the “Period”). The Index returned 9.69% in the Period, buoyed by high coupons and robust CLO formations. The Telecommunication Services sector outperformed during the Period including several distressed issuers that rebounded sharply later in the Period. The Fund maintained an underweight in the sector which negatively impacted relative performance. Loans rated B-, which represent approximately 25% of the Index, outperformed for the Period.
Over the Last-Twelve-Months period, the Fund underperformed the Bloomberg U.S. Aggregate Bond Index which returned 11.57% for the period.

Top Contributors
↑	The top contributors for the period included the Fund’s out-of-Index allocation to high yield bonds, which outperformed leveraged loans for the period.

Top Detractors
↓	Conversely, our underweight in the B- rated loans and being underweight in the Telecommunication Services sector both detracted from the Fund’s performance.
POSITIONING
We believe the Fund is well-positioned, maintaining a bias toward higher quality loans with appropriate industry diversification and a conservative credit profile. The top sector weightings remained unchanged with Software & Services, Consumer Services, and Capital Goods remaining the three largest exposures. We increased exposures across several sectors, with Software & Services, Financial Services, and Telecommunication Services seeing the largest increases while Pharmaceuticals, Biotechnology & Life Sciences and Commercial & Professional Services seeing the largest exposure decreases. The Fund’s rating profile remained largely unchanged, with a modest increase in single B rated loans while reducing exposures in BBB & Above rated loans.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Shenkman Capital Floating Rate High Income Fund	PAGE 1	TSR-AR-00770X576

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/15/2014)
Institutional Class	8.79	4.80	4.20
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.66
Morningstar LSTA US Leveraged Loan TR USD	9.59	5.74	4.93
Morningstar LSTA US B- Ratings and Above Loan TR USD	9.69	5.71	4.95
Visit https://www.shenkmancapital.com/strategies#mutual_funds for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$274,354,993
Number of Holdings	492
Net Advisory Fee	$866,106
Portfolio Turnover	70%
Average Credit Quality	B+ / B1*
Weighted Average Maturity	4.53 years
30-Day SEC Yield	8.26%
30-Day SEC Yield Unsubsidized	8.08%
Visit https://www.shenkmancapital.com/strategies#mutual_funds for more recent performance information.
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.
Shenkman Capital Floating Rate High Income Fund	PAGE 2	TSR-AR-00770X576

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Securities	(% of net assets)
First American Government Obligations Fund	5.0%
Gen Digital, Inc.	0.8%
Cloud Software Group, Inc.	0.7%
AssuredPartners, Inc.	0.7%
Acrisure LLC	0.7%
Flutter Financing BV	0.7%
Delivery Hero Finco LLC	0.7%
Alterra Mountain Co.	0.7%
UKG, Inc.	0.6%
Asurion LLC	0.6%

Security Type	(% of net assets)
Bank Loans	84.8%
Corporate Bonds	12.7%
Money Market Funds	5.0%
Cash & Other	-2.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.shenkmancapital.com/strategies#mutual_funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Shenkman Capital Management documents not be householded, please contact Shenkman Capital Management at 1-855-743-6562, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Shenkman Capital Management or your financial intermediary.
Shenkman Capital Floating Rate High Income Fund	PAGE 3	TSR-AR-00770X576

Shenkman Capital Short Duration High Income Fund
Class A | SCFAX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Shenkman Capital Short Duration High Income Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds. You can also request this information by contacting us at 1-855-743-6562.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.96%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2024, the Shenkman Short Duration High Income Fund (the “Fund”) performed in-line with its benchmark, the ICE BofA 0-2 Year Duration BB-B U.S. HY Constrained Index (H42C). The Fund posted strong above-coupon returns for the period despite the meaningful rate volatility throughout the period as shorter-term Treasury rates ultimately declined by period end given the Fed’s pivot from its historic rate hike cycle.
Over the Last-Twelve-Months period, the Fund underperformed the Bloomberg U.S. Aggregate Bond Index which returned 11.57% for the period.

Top Contributors
↑
The top contributors for the period were the Fund’s higher exposure and selection to bonds with final maturities greater than 3 years as those bonds saw greater benefits from the decline in rates. Additional contributors were our selection in the BB rate credits, allocation to CCC & Below rated credits, selection in Utilities, and zero weighting in Oil & Gas.

Top Detractors
↓	Some of the detractors over the period included our negative selection and underweight in the B rated credits, underweight in Consumer Staples Discretionary, and negative selection in Healthcare.
POSITIONING
We believe the Fund has maintained strategic positioning with its higher quality, shorter duration focus, complemented by ample diversification, and a relatively conservative credit and maturity profile. The top 5 sector weightings remained unchanged with Leisure, Gaming, Travel and Industrials remaining the two largest exposures while rankings shuffled within the remaining three, with Financials, Automotives and Healthcare rounding out the remaining top 5 in size order. We increased exposures across many sectors, with Financials and Automotives seeing the largest increases while Industrials and Leisure, Gaming, Travel saw the largest exposure decreases, largely as a result of corporate actions as bonds were called or tendered. We have intentionally avoided the Oil & Gas sector given our view of the unfavorable risk/reward and higher volatility in this segment of the short duration market. The Fund’s average rating profile improved to Ba3/BB- given an increase in BB rated bonds while CCC exposure decreased as several lower rated CCC bonds were upgraded or favorably redeemed. The Fund’s average final maturity profile remained largely unchanged as bond seasoning and corporate actions were largely offset by purchases of longer tenured short duration bonds.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Shenkman Capital Short Duration High Income Fund	PAGE 1	TSR-AR-00770X501

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	8.93	3.48	3.28
Class A (with sales charge)**	5.63	2.86	2.97
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
ICE BofA 0-3 Year US Treasury Total Return Index	6.39	1.78	1.52
ICE BofA 0-2 Year Duration BB-B US High Yield Constrained Index	9.26	3.87	4.01
Visit https://www.shenkmancapital.com/strategies#mutual_funds for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Class A shares may be subject to a 3.00% front-end sales charge imposed on purchases (as a precentage of offering price).
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$1,866,939,775
Number of Holdings	375
Net Advisory Fee	$9,755,069
Portfolio Turnover	59%
Average Credit Quality	BB- / Ba3*
Weighted Average Maturity	2.49 years
Effective Duration	1.13 years
30-Day SEC Yield	4.96%
30-Day SEC Yield Unsubsidized	4.94%
Visit https://www.shenkmancapital.com/strategies#mutual_funds for more recent performance information.
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.
Shenkman Capital Short Duration High Income Fund	PAGE 2	TSR-AR-00770X501

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Securities	(% of net assets)
Tenet Healthcare Corp.	1.3%
Caesars Entertainment, Inc.	1.2%
Uber Technologies, Inc.	1.2%
IQVIA, Inc.	1.2%
Clarios Global LP / Clarios US Finance Co.	1.0%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.0%
International Game Technology PLC	1.0%
Carnival Holdings Bermuda Ltd.	0.9%
First American Government Obligations Fund	0.9%
Teva Pharmaceutical Finance Netherlands III BV	0.8%

Security Type	(% of net assets)
Corporate Bonds	86.3%
Bank Loans	9.0%
Convertible Bonds	1.2%
Money Market Funds	0.9%
Cash & Other	2.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.shenkmancapital.com/strategies#mutual_funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Shenkman Capital Management documents not be householded, please contact Shenkman Capital Management at 1-855-743-6562, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Shenkman Capital Management or your financial intermediary.
Shenkman Capital Short Duration High Income Fund	PAGE 3	TSR-AR-00770X501

Shenkman Capital Short Duration High Income Fund
Class C | SCFCX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Shenkman Capital Short Duration High Income Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds. You can also request this information by contacting us at 1-855-743-6562.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$177	1.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2024, the Shenkman Short Duration High Income Fund (the “Fund”) performed in-line with its benchmark, the ICE BofA 0-2 Year Duration BB-B U.S. HY Constrained Index (H42C). The Fund posted strong above-coupon returns for the period despite the meaningful rate volatility throughout the period as shorter-term Treasury rates ultimately declined by period end given the Fed’s pivot from its historic rate hike cycle.
Over the Last-Twelve-Months period, the Fund underperformed the Bloomberg U.S. Aggregate Bond Index which returned 11.57% for the period.

Top Contributors
↑
The top contributors for the period were the Fund’s higher exposure and selection to bonds with final maturities greater than 3 years as those bonds saw greater benefits from the decline in rates. Additional contributors were our selection in the BB rate credits, allocation to CCC & Below rated credits, selection in Utilities, and zero weighting in Oil & Gas.

Top Detractors
↓	Some of the detractors over the period included our negative selection and underweight in the B rated credits, underweight in Consumer Staples Discretionary, and negative selection in Healthcare.
POSITIONING
We believe the Fund has maintained strategic positioning with its higher quality, shorter duration focus, complemented by ample diversification, and a relatively conservative credit and maturity profile. The top 5 sector weightings remained unchanged with Leisure, Gaming, Travel and Industrials remaining the two largest exposures while rankings shuffled within the remaining three, with Financials, Automotives and Healthcare rounding out the remaining top 5 in size order. We increased exposures across many sectors, with Financials and Automotives seeing the largest increases while Industrials and Leisure, Gaming, Travel saw the largest exposure decreases, largely as a result of corporate actions as bonds were called or tendered. We have intentionally avoided the Oil & Gas sector given our view of the unfavorable risk/reward and higher volatility in this segment of the short duration market. The Fund’s average rating profile improved to Ba3/BB- given an increase in BB rated bonds while CCC exposure decreased as several lower rated CCC bonds were upgraded or favorably redeemed. The Fund’s average final maturity profile remained largely unchanged as bond seasoning and corporate actions were largely offset by purchases of longer tenured short duration bonds.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Shenkman Capital Short Duration High Income Fund	PAGE 1	TSR-AR-00770X600

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	8.16	2.73	2.52
Class C (with sales charge)**	7.16	2.73	2.52
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
ICE BofA 0-3 Year US Treasury Total Return Index	6.39	1.78	1.52
ICE BofA 0-2 Year Duration BB-B US High Yield Constrained Index	9.26	3.87	4.01
Visit https://www.shenkmancapital.com/strategies#mutual_funds for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Class C shares may be subject to a 1.00% deferred sales charge if shares are redeemed within 18 months of purchase (as a percentage of original purchase price or redemption price, whichever is less).
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$1,866,939,775
Number of Holdings	375
Net Advisory Fee	$9,755,069
Portfolio Turnover	59%
Average Credit Quality	BB- / Ba3*
Weighted Average Maturity	2.49 years
Effective Duration	1.13 years
30-Day SEC Yield	4.32%
30-Day SEC Yield Unsubsidized	4.31%
Visit https://www.shenkmancapital.com/strategies#mutual_funds for more recent performance information.
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.
Shenkman Capital Short Duration High Income Fund	PAGE 2	TSR-AR-00770X600

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Securities	(% of net assets)
Tenet Healthcare Corp.	1.3%
Caesars Entertainment, Inc.	1.2%
Uber Technologies, Inc.	1.2%
IQVIA, Inc.	1.2%
Clarios Global LP / Clarios US Finance Co.	1.0%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.0%
International Game Technology PLC	1.0%
Carnival Holdings Bermuda Ltd.	0.9%
First American Government Obligations Fund	0.9%
Teva Pharmaceutical Finance Netherlands III BV	0.8%

Security Type	(% of net assets)
Corporate Bonds	86.3%
Bank Loans	9.0%
Convertible Bonds	1.2%
Money Market Funds	0.9%
Cash & Other	2.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.shenkmancapital.com/strategies#mutual_funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Shenkman Capital Management documents not be householded, please contact Shenkman Capital Management at 1-855-743-6562, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Shenkman Capital Management or your financial intermediary.
Shenkman Capital Short Duration High Income Fund	PAGE 3	TSR-AR-00770X600

Shenkman Capital Short Duration High Income Fund
Class F | SCFFX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Shenkman Capital Short Duration High Income Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds. You can also request this information by contacting us at 1-855-743-6562.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$74	0.71%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2024, the Shenkman Short Duration High Income Fund (the “Fund”) performed in-line with its benchmark, the ICE BofA 0-2 Year Duration BB-B U.S. HY Constrained Index (H42C). The Fund posted strong above-coupon returns for the period despite the meaningful rate volatility throughout the period as shorter-term Treasury rates ultimately declined by period end given the Fed’s pivot from its historic rate hike cycle.
Over the Last-Twelve-Months period, the Fund underperformed the Bloomberg U.S. Aggregate Bond Index which returned 11.57% for the period.

Top Contributors
↑
The top contributors for the period were the Fund’s higher exposure and selection to bonds with final maturities greater than 3 years as those bonds saw greater benefits from the decline in rates. Additional contributors were our selection in the BB rate credits, allocation to CCC & Below rated credits, selection in Utilities, and zero weighting in Oil & Gas.

Top Detractors
↓	Some of the detractors over the period included our negative selection and underweight in the B rated credits, underweight in Consumer Staples Discretionary, and negative selection in Healthcare.
POSITIONING
We believe the Fund has maintained strategic positioning with its higher quality, shorter duration focus, complemented by ample diversification, and a relatively conservative credit and maturity profile. The top 5 sector weightings remained unchanged with Leisure, Gaming, Travel and Industrials remaining the two largest exposures while rankings shuffled within the remaining three, with Financials, Automotives and Healthcare rounding out the remaining top 5 in size order. We increased exposures across many sectors, with Financials and Automotives seeing the largest increases while Industrials and Leisure, Gaming, Travel saw the largest exposure decreases, largely as a result of corporate actions as bonds were called or tendered. We have intentionally avoided the Oil & Gas sector given our view of the unfavorable risk/reward and higher volatility in this segment of the short duration market. The Fund’s average rating profile improved to Ba3/BB- given an increase in BB rated bonds while CCC exposure decreased as several lower rated CCC bonds were upgraded or favorably redeemed. The Fund’s average final maturity profile remained largely unchanged as bond seasoning and corporate actions were largely offset by purchases of longer tenured short duration bonds.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Shenkman Capital Short Duration High Income Fund	PAGE 1	TSR-AR-00770X766

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class F	9.21	3.73	3.54
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
ICE BofA 0-3 Year US Treasury Total Return Index	6.39	1.78	1.52
ICE BofA 0-2 Year Duration BB-B US High Yield Constrained Index	9.26	3.87	4.01
Visit https://www.shenkmancapital.com/strategies#mutual_funds for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$1,866,939,775
Number of Holdings	375
Net Advisory Fee	$9,755,069
Portfolio Turnover	59%
Average Credit Quality	BB- / Ba3*
Weighted Average Maturity	2.49 years
Effective Duration	1.13 years
30-Day SEC Yield	5.36%
30-Day SEC Yield Unsubsidized	5.34%
Visit https://www.shenkmancapital.com/strategies#mutual_funds for more recent performance information.
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.
Shenkman Capital Short Duration High Income Fund	PAGE 2	TSR-AR-00770X766

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Securities	(% of net assets)
Tenet Healthcare Corp.	1.3%
Caesars Entertainment, Inc.	1.2%
Uber Technologies, Inc.	1.2%
IQVIA, Inc.	1.2%
Clarios Global LP / Clarios US Finance Co.	1.0%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.0%
International Game Technology PLC	1.0%
Carnival Holdings Bermuda Ltd.	0.9%
First American Government Obligations Fund	0.9%
Teva Pharmaceutical Finance Netherlands III BV	0.8%

Security Type	(% of net assets)
Corporate Bonds	86.3%
Bank Loans	9.0%
Convertible Bonds	1.2%
Money Market Funds	0.9%
Cash & Other	2.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.shenkmancapital.com/strategies#mutual_funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Shenkman Capital Management documents not be householded, please contact Shenkman Capital Management at 1-855-743-6562, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Shenkman Capital Management or your financial intermediary.
Shenkman Capital Short Duration High Income Fund	PAGE 3	TSR-AR-00770X766

Shenkman Capital Short Duration High Income Fund
Institutional Class | SCFIX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Shenkman Capital Short Duration High Income Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds. You can also request this information by contacting us at 1-855-743-6562.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$68	0.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2024, the Shenkman Short Duration High Income Fund (the “Fund”) performed in-line with its benchmark, the ICE BofA 0-2 Year Duration BB-B U.S. HY Constrained Index (H42C). The Fund posted strong above-coupon returns for the period despite the meaningful rate volatility throughout the period as shorter-term Treasury rates ultimately declined by period end given the Fed’s pivot from its historic rate hike cycle.
Over the Last-Twelve-Months period, the Fund underperformed the Bloomberg U.S. Aggregate Bond Index which returned 11.57% for the period.

Top Contributors
↑
The top contributors for the period were the Fund’s higher exposure and selection to bonds with final maturities greater than 3 years as those bonds saw greater benefits from the decline in rates. Additional contributors were our selection in the BB rate credits, allocation to CCC & Below rated credits, selection in Utilities, and zero weighting in Oil & Gas.

Top Detractors
↓	Some of the detractors over the period included our negative selection and underweight in the B rated credits, underweight in Consumer Staples Discretionary, and negative selection in Healthcare.
POSITIONING
We believe the Fund has maintained strategic positioning with its higher quality, shorter duration focus, complemented by ample diversification, and a relatively conservative credit and maturity profile. The top 5 sector weightings remained unchanged with Leisure, Gaming, Travel and Industrials remaining the two largest exposures while rankings shuffled within the remaining three, with Financials, Automotives and Healthcare rounding out the remaining top 5 in size order. We increased exposures across many sectors, with Financials and Automotives seeing the largest increases while Industrials and Leisure, Gaming, Travel saw the largest exposure decreases, largely as a result of corporate actions as bonds were called or tendered. We have intentionally avoided the Oil & Gas sector given our view of the unfavorable risk/reward and higher volatility in this segment of the short duration market. The Fund’s average rating profile improved to Ba3/BB- given an increase in BB rated bonds while CCC exposure decreased as several lower rated CCC bonds were upgraded or favorably redeemed. The Fund’s average final maturity profile remained largely unchanged as bond seasoning and corporate actions were largely offset by purchases of longer tenured short duration bonds.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Shenkman Capital Short Duration High Income Fund	PAGE 1	TSR-AR-00770X709

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	9.28	3.80	3.62
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
ICE BofA 0-3 Year US Treasury Total Return Index	6.39	1.78	1.52
ICE BofA 0-2 Year Duration BB-B US High Yield Constrained Index	9.26	3.87	4.01
Visit https://www.shenkmancapital.com/strategies#mutual_funds for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$1,866,939,775
Number of Holdings	375
Net Advisory Fee	$9,755,069
Portfolio Turnover	59%
Average Credit Quality	BB- / Ba3*
Weighted Average Maturity	2.49 years
Effective Duration	1.13 years
30-Day SEC Yield	5.45%
30-Day SEC Yield Unsubsidized	5.43%
Visit https://www.shenkmancapital.com/strategies#mutual_funds for more recent performance information.
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.
Shenkman Capital Short Duration High Income Fund	PAGE 2	TSR-AR-00770X709

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Securities	(% of net assets)
Tenet Healthcare Corp.	1.3%
Caesars Entertainment, Inc.	1.2%
Uber Technologies, Inc.	1.2%
IQVIA, Inc.	1.2%
Clarios Global LP / Clarios US Finance Co.	1.0%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.0%
International Game Technology PLC	1.0%
Carnival Holdings Bermuda Ltd.	0.9%
First American Government Obligations Fund	0.9%
Teva Pharmaceutical Finance Netherlands III BV	0.8%

Security Type	(% of net assets)
Corporate Bonds	86.3%
Bank Loans	9.0%
Convertible Bonds	1.2%
Money Market Funds	0.9%
Cash & Other	2.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.shenkmancapital.com/strategies#mutual_funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Shenkman Capital Management documents not be householded, please contact Shenkman Capital Management at 1-855-743-6562, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Shenkman Capital Management or your financial intermediary.
Shenkman Capital Short Duration High Income Fund	PAGE 3	TSR-AR-00770X709

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Joe D. Redwine, Ms. Michele Rackey, Ms. Anne Kritzmire and Mr. Craig Wainscott are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant including the review of federal income tax returns, review of federal excise tax returns, review of state tax returns, if any, and assistance with calculation of required income, capital gain and excise distributions. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2024	FYE 9/30/2023
(a) Audit Fees	$52,000	$50,700
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$7,200	$7,200
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2024	FYE 9/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) During the audit of the registrant’s financial statements, 100 percent of the hours were attributed to work performed by persons other than full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 9/30/2024	FYE 9/30/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedules of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

SHENKMAN CAPITAL FUNDS
Shenkman Capital Floating Rate High Income Fund
Shenkman Capital Short Duration High Income Fund
Core Financial Statements
September 30, 2024

Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
September 30, 2024

	Principal Value	Fair Value
BANK LOANS - 84.8%(e)
AEROSPACE & DEFENSE - 1.4%
Apple Bidco LLC, Senior Secured First Lien, 8.35% (1 mo. SOFR US + 3.50%), 09/25/2028	$627,469	$629,605
Barnes Group, Inc., Senior Secured First Lien, 7.35% (1 mo. SOFR US + 2.50%), 08/30/2030	589,710	590,816
Brown Group Holding LLC, Senior Secured First Lien
7.60% (1 mo. SOFR US + 2.75%), 07/01/2031	267,874	267,613
7.81% (3 mo. SOFR US + 2.75%), 07/01/2031	203,194	202,996
8.00% (3 mo. SOFR US + 2.75%), 07/01/2031	428,206	427,789
Dynasty Acquisition Co., Inc., Senior Secured First Lien, 8.35% (1 mo. SOFR US + 3.50%), 08/24/2028	565,902	566,980
LSF11 Trinity Bidco, Inc., Senior Secured First Lien, 8.42% (1 mo. SOFR US + 3.50%), 06/17/2030	389,353	390,326
Standard Aero Ltd., Senior Secured First Lien, 8.35% (1 mo. SOFR US + 3.50%), 08/24/2028	218,197	218,613
TransDigm, Inc., Senior Secured First Lien, 7.32% (3 mo. SOFR US + 2.50%), 01/20/2032	511,000	509,562
		3,804,300
AUTO RETAIL - 0.3%
CWGS Group LLC, Senior Secured First Lien
7.57% (1 mo. SOFR US + 2.50%), 06/05/2028	20,474	19,643
7.58% (1 mo. SOFR US + 2.50%), 06/05/2028	332,912	319,387
LS Group OpCo Acquistion LLC, Senior Secured First Lien, 7.85% (1 mo. SOFR US + 3.00%), 04/23/2031	407,828	408,466
		747,496
AUTOMOTIVE - 1.2%
Adient US LLC, Senior Secured First Lien, 7.60% (1 mo. SOFR US + 2.75%), 01/29/2031	404,259	405,187
American Axle & Manufacturing, Inc., Senior Secured First Lien, 8.20% (1 mo. SOFR US + 3.00%), 12/13/2029	732,266	735,473
Autokiniton US Holdings, Inc., Senior Secured First Lien, 9.07% (1 mo. SOFR US + 4.00%), 04/06/2028	296,681	296,982
Clarios Global LP, Senior Secured First Lien, 7.35% (1 mo. SOFR US + 2.50%), 05/06/2030	260,000	260,434

	Principal Value	Fair Value
First Brands Group LLC, Senior Secured First Lien
10.78% (3 mo. SOFR US + 5.00%), 03/30/2027	$465,345	$461,274
10.78% (3 mo. SOFR US + 5.00%), 03/30/2027	272,135	269,712
Tenneco, Inc., Senior Secured First Lien
9.80% (3 mo. SOFR US + 5.00%), 11/17/2028	1,354	1,290
10.29% (3 mo. SOFR US + 4.75%), 11/17/2028	232,409	220,243
10.33% (3 mo. SOFR US + 5.00%), 11/17/2028	479,646	456,711
Thor Industries, Inc., Senior Secured First Lien, 7.10% (1 mo. SOFR US + 2.25%), 11/15/2030	165,367	165,780
		3,273,086
BUILDING PRODUCTS - 1.6%
Cornerstone Building Brands, Inc., Senior Secured First Lien, 8.55% (1 mo. SOFR US + 3.25%), 04/12/2028	405,642	397,981
Janus International Group LLC, Senior Secured First Lien, 7.35% (1 mo. SOFR US + 2.50%), 08/05/2030	769,910	771,235
MIWD Holdco II LLC, Senior Secured First Lien, 8.35% (1 mo. SOFR US + 3.50%), 03/28/2031	477,803	479,229
Quikrete Holdings, Inc., Senior Secured First Lien, 7.35% (1 mo. SOFR US + 2.50%), 04/14/2031	497,500	498,234
Star Holding LLC, Senior Secured First Lien, 9.35% (1 mo. SOFR US + 4.50%), 07/31/2031	557,000	545,373
STS Operating, Inc., Senior Secured First Lien, 8.95% (1 mo. SOFR US + 4.00%), 03/25/2031	628,840	625,501
Summit Materials LLC, Senior Secured First Lien, 7.05% (3 mo. SOFR US + 1.75%), 01/12/2029	271,009	272,448
Tamko Building Products LLC, Senior Secured First Lien, 8.17% (1 mo. SOFR US + 3.25%), 09/20/2030	452,483	454,179
Verde Purchaser LLC, Senior Secured First Lien, 9.10% (3 mo. SOFR US + 4.50%), 12/02/2030	359,100	356,593
		4,400,773
CHEMICALS - 2.6%
Axalta Coating Systems US Holdings, Inc., Senior Secured First Lien, 6.60% (3 mo. SOFR US + 2.00%), 12/20/2029	777,180	780,379
Consolidated Energy Finance SA, Senior Secured First Lien, 9.56% (3 mo. SOFR US + 4.50%), 11/18/2030	336,310	317,091

The accompanying notes are an integral part of these financial statements.

1

Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Principal Value	Fair Value
BANK LOANS - (Continued)
CHEMICALS - (Continued)
Discovery Purchaser Corp., Senior Secured First Lien, 9.69% (3 mo. SOFR US + 4.38%), 10/04/2029	$412,533	$411,329
EcovystCatalyst Technologies LLC, Senior Secured First Lien
7.50% (3 mo. SOFR US + 2.25%), 06/12/2031	173,057	172,232
7.50% (3 mo. SOFR US + 2.25%), 06/12/2031	66,750	66,432
INEOS US Finance LLC, Senior Secured First Lien, 8.10% (1 mo. SOFR US + 3.25%), 02/19/2030	310,000	310,222
INEOS US Petrochem LLC, Senior Secured First Lien
7.82% (1 mo. SOFR US + 2.75%), 01/29/2026	176,807	176,880
8.80% (1 mo. SOFR US + 3.75%), 03/01/2030	236,013	236,456
Koppers, Inc., Senior Secured First Lien, 8.10% (1 mo. SOFR US + 3.00%), 04/10/2030	231,348	232,505
LSF11 A5 HoldCo LLC, Senior Secured First Lien, 8.57% (1 mo. SOFR US + 3.50%), 10/16/2028	769,421	768,940
Lummus Technology Holdings V LLC, Senior Secured First Lien, 8.57% (1 mo. SOFR US + 3.50%), 12/31/2029	585,060	587,465
Nouryon USA LLC, Senior Secured First Lien, 8.82% (3 mo. SOFR US + 3.50%), 04/03/2028	305,916	306,999
Olympus Water US Holding Corp., Senior Secured First Lien, 8.10% (3 mo. SOFR US + 3.50%), 06/23/2031	261,653	261,980
Polar US Borrower LLC, Senior Secured First Lien
10.24% (3 mo. SOFR US + 4.75%), 10/15/2025	259,516	205,450
10.24% (3 mo. SOFR US + 4.75%), 10/15/2025	221,794	175,586
SCIH Salt Holdings, Inc., Senior Secured First Lien, 8.87% (3 mo. SOFR US + 3.50%), 03/16/2027	787,742	788,593
Sparta US HoldCo LLC, Senior Secured First Lien, 8.57% (1 mo. SOFR US + 3.25%), 08/02/2028	514,453	514,987
Tronox Finance LLC, Senior Secured First Lien, 7.60% (1 mo. SOFR US + 2.50%), 09/30/2031	411,000	410,400
Vibrantz Technologies, Inc., Senior Secured First Lien, 9.85% (3 mo. SOFR US + 4.25%), 04/23/2029	224,316	219,290

	Principal Value	Fair Value
Windsor Holdings III LLC, Senior Secured First Lien, 8.46% (1 mo. SOFR US + 3.50%), 08/01/2030	$315,619	$317,508
		7,260,724
COMMERCIAL SERVICES - 5.3%
AlixPartners LLP, Senior Secured First Lien, 7.57% (1 mo. SOFR US + 2.50%), 02/04/2028	1,186,049	1,188,718
Allied Universal Holdco LLC, Senior Secured First Lien, 8.80% (1 mo. SOFR US + 3.75%), 05/15/2028	394,964	391,558
American Auto Auction Group LLC, Senior Secured First Lien, 9.90% (3 mo. SOFR US + 5.00%), 12/30/2027	539,485	542,522
Apex Group Treasury LLC, Senior Secured First Lien, 9.39% (6 mo. SOFR US + 3.75%), 07/27/2028	401,083	402,085
Aramark Services, Inc., Senior Secured First Lien
6.94% (1 mo. SOFR US + 1.75%), 01/15/2027	398,000	398,571
6.85% (1 mo. SOFR US + 2.00%), 06/24/2030	270,872	271,922
Camelot US Acquisition LLC, Senior Secured First Lien
7.60% (1 mo. SOFR US + 2.75%), 01/31/2031	315,531	315,452
7.60% (1 mo. SOFR US + 2.75%), 01/31/2031	73,550	73,532
7.60% (1 mo. SOFR US + 2.75%), 01/31/2031	6,252	6,250
CoreLogic, Inc., Senior Secured First Lien, 8.57% (1 mo. SOFR US + 3.50%), 06/02/2028	554,514	550,406
Deerfield Dakota Holding LLC, Senior Secured First Lien, 8.35% (3 mo. SOFR US + 3.75%), 04/09/2027	685,607	672,622
Dun & Bradstreet Corp., Senior Secured First Lien, 7.61% (1 mo. SOFR US + 2.75%), 01/18/2029	394,507	394,617
EAB Global, Inc., Senior Secured First Lien, 8.21% (1 mo. SOFR US + 3.25%), 08/16/2028	555,347	554,028
First Advantage Holdings LLC, Senior Secured First Lien, 8.35% (1 mo. Term SOFR + 3.25%), 10/31/2031	746,000	743,669
Foundever Worldwide Corp., Senior Secured First Lien, 8.82% (1 mo. SOFR US + 3.75%), 08/28/2028	862,476	572,740
Garda World Security Corp., Senior Secured First Lien, 8.60% (1 mo. SOFR US + 3.50%), 02/01/2029	1,373,223	1,374,768
Grant Thornton LLP, Senior Secured First Lien, 8.10% (1 mo. SOFR US + 3.25%), 05/30/2031	271,000	271,698

The accompanying notes are an integral part of these financial statements.

2

Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Principal Value	Fair Value
BANK LOANS - (Continued)
COMMERCIAL SERVICES - (Continued)
HomeServe USA Corp., Senior Secured First Lien, 7.21% (1 mo. SOFR US + 2.50%), 10/21/2030	$356,210	$355,987
Indy US Bidco LLC, Senior Secured First Lien
8.82% (1 mo. SOFR US + 3.75%), 03/06/2028	308,896	305,973
8.82% (1 mo. SOFR US + 3.75%), 03/06/2028	178,723	177,032
Indy US Holdco LLC, Senior Secured First Lien
9.60% (1 mo. SOFR US + 4.75%), 03/06/2028	516,588	515,728
9.60% (1 mo. SOFR US + 4.75%), 03/06/2028	375,032	374,408
9.60% (1 mo. SOFR US + 4.75%), 03/06/2028	12,380	12,359
Iron Mountain Information Management LLC, Senior Secured First Lien, 6.85% (1 mo. SOFR US + 2.00%), 01/31/2031	271,189	270,002
Isolved, Inc., Senior Secured First Lien, 8.35% (1 mo. SOFR US + 3.50%), 10/15/2030	427,853	430,065
OMNIA Partners LLC, Senior Secured First Lien
8.53% (3 mo. SOFR US + 3.25%), 07/25/2030	511,569	513,669
8.53% (3 mo. SOFR US + 3.25%), 07/25/2030	90,921	91,294
Planet US Buyer LLC, Senior Secured First Lien, 8.60% (3 mo. SOFR US + 3.50%), 02/10/2031	794,010	796,392
Pre-Paid Legal Services, Inc., Senior Secured First Lien, 8.82% (1 mo. SOFR US + 3.75%), 12/15/2028	657,435	657,764
Saphilux Sarl, Senior Secured First Lien, 8.56% (3 mo. SOFR US + 3.50%), 07/27/2028	412,787	414,077
Tempo Acquisition LLC, Senior Secured First Lien, 7.10% (1 mo. SOFR US + 2.25%), 08/31/2028	406,847	407,512
VT Topco, Inc., Senior Secured First Lien, 8.35% (1 mo. SOFR US + 3.50%), 08/12/2030	406,803	408,540
		14,455,960
CONSTRUCTION & ENGINEERING - 1.7%
Amentum Holdings, Inc., Senior Secured First Lien, 8.10% (3 mo. SOFR US + 2.25%), 09/29/2031	947,000	945,224
American Residential Services LLC, Senior Secured First Lien, 8.63% (3 mo. SOFR US + 3.50%), 10/15/2027	653,538	655,583

	Principal Value	Fair Value
APi Group DE, Inc., Senior Secured First Lien, 6.85% (1 mo. SOFR US + 2.00%), 01/03/2029	$542,000	$542,276
Brand Industrial Services, Inc., Senior Secured First Lien, 9.75% (3 mo. SOFR US + 4.50%), 08/01/2030	540,111	526,357
Centuri Group, Inc., Senior Secured First Lien, 7.57% (1 mo. SOFR US + 2.50%), 08/28/2028	486,732	486,315
Tecta America Corp., Senior Secured First Lien
9.07% (1 mo. SOFR US + 4.00%), 04/10/2028	678,152	682,177
9.32% (1 mo. SOFR US + 4.25%), 04/10/2028	210,870	212,122
Tiger Acquisition LLC, Senior Secured First Lien, 8.30% (1 mo. SOFR US + 3.25%), 06/01/2028	562,480	560,511
		4,610,565
CONSUMER DISCRETIONARY - 2.3%
American Greetings Corp., Senior Secured First Lien, 10.60% (1 mo. SOFR US + 5.75%), 10/30/2029	388,556	392,139
Fugue Finance LLC, Senior Secured First Lien, 9.06% (3 mo. SOFR US + 4.00%), 01/26/2028	440,681	444,064
Hanesbrands, Inc., Senior Secured First Lien, 8.60% (1 mo. SOFR US + 3.75%), 03/08/2030	498,410	498,410
KUEHG Corp., Senior Secured First Lien, 9.10% (3 mo. SOFR US + 4.50%), 06/12/2030	350,722	352,158
Learning Care Group USNo 2, Inc., Senior Secured First Lien
8.60% (3 mo. SOFR US + 4.00%), 08/11/2028	7,065	7,111
9.11% (3 mo. SOFR US + 4.00%), 08/11/2028	25,833	26,003
9.26% (3 mo. SOFR US + 4.00%), 08/11/2028	77,500	78,009
9.29% (3 mo. SOFR US + 4.00%), 08/11/2028	43,056	43,338
Peloton Interactive, Inc., Senior Secured First Lien, 10.85% (1 mo. SOFR US + 6.00%), 05/30/2029	407,978	410,323
Prometric Holdings, Inc., Senior Secured First Lien, 9.82% (1 mo. SOFR US + 4.75%), 01/31/2028	807,134	813,188
Renaissance Holdings Corp., Senior Secured First Lien, 9.10% (1 mo. SOFR US + 4.25%), 04/30/2030	722,714	723,248
Samsonite IP Holdings Sarl, Senior Secured First Lien, 6.85% (1 mo. SOFR US + 2.00%), 06/10/2030	377,197	379,006

The accompanying notes are an integral part of these financial statements.

3

Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Principal Value	Fair Value
BANK LOANS - (Continued)
CONSUMER DISCRETIONARY - (Continued)
Spring Education Group, Inc., Senior Secured First Lien, 8.60% (3 mo. SOFR US + 4.00%), 10/04/2030	$358,293	$361,338
Tory Burch LLC, Senior Secured First Lien, 8.32% (1 mo. SOFR US + 3.25%), 04/14/2028	362,813	363,818
Wand NewCo3, Inc., Senior Secured First Lien
7.85% (3 mo. SOFR US + 3.25%), 01/30/2031	398,165	398,165
8.10% (1 mo. SOFR US + 3.25%), 01/30/2031	684,122	684,122
Weber-Stephen Products LLC, Senior Secured First Lien, 8.32% (1 mo. SOFR US + 3.25%), 10/29/2027	294,065	278,178
WW International, Inc., Senior Secured First Lien, 8.57% (1 mo. SOFR US + 3.50%), 04/13/2028	240,686	66,378
		6,318,996
CONSUMER NON-DISCRETIONARY - 0.1%
Kronos Acquisition Holdings, Inc., Senior Secured First Lien, 9.31% (3 mo. SOFR US + 4.00%), 07/08/2031	279,000	262,260
ENVIRONMENTAL & FACILITIES SERVICES - 1.8%
Action Environmental Group, Inc., Senior Secured First Lien
8.60% (3 mo. SOFR US + 4.00%), 10/24/2030	656,217	658,677
9.33% (1 mo. SOFR US + 4.00%), 10/24/2030(g)	94,857	95,213
Belfor Holdings, Inc., Senior Secured First Lien, 8.60% (1 mo. SOFR US + 3.75%), 11/04/2030	937,074	942,350
GFL Environmental, Inc., Senior Secured First Lien, 7.32% (3 mo. SOFR US + 2.00%), 06/27/2031	769,000	769,138
Gopher Resource LLC, Senior Secured First Lien, 8.21% (1 mo. Synthetic LIBOR + 3.25%), 03/06/2025(a)	308,711	301,331
JFL-Tiger Acquisition Co., Inc., Senior Secured First Lien, 9.46% (3 mo. SOFR US + 4.50%), 10/17/2030	423,798	425,916
ReworldHolding Corp., Senior Secured First Lien
7.35% (1 mo. SOFR US + 2.50%), 11/30/2028	335,518	336,174
7.59% (6 mo. SOFR US + 2.50%), 11/30/2028	26,282	26,333
7.59% (6 mo. SOFR US + 2.50%), 11/30/2028	6,570	6,583

	Principal Value	Fair Value
7.85% (1 mo. SOFR US + 2.75%), 11/30/2028	$419,856	$420,862
7.85% (1 mo. SOFR US + 2.75%), 11/30/2028	23,000	23,056
Win Waste Innovations Holdings, Inc., Senior Secured First Lien, 7.82% (1 mo. SOFR US + 2.75%), 03/27/2028	987,060	942,643
		4,948,276
FINANCIALS: BANKS - 0.1%
EnergySolutions LLC, Senior Secured First Lien, 8.35% (1 mo. SOFR US + 3.75%), 09/23/2030	341,420	344,196
FINANCIALS: DIVERSIFIED - 5.2%
Armor Holdco, Inc., Senior Secured First Lien, 10.26% (6 mo. SOFR US + 4.50%), 12/11/2028	544,562	548,646
Ascensus Holdings, Inc., Senior Secured First Lien, 8.57% (1 mo. SOFR US + 3.50%), 08/02/2028	784,791	785,776
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 6.96% (1 mo. SOFR US + 2.00%), 06/22/2028	901,002	903,922
BCPE Pequod Buyer, Inc., Senior Secured First Lien, 8.42% (1 mo. Term SOFR + 3.50%), 09/19/2031	751,000	748,574
Blackhawk Network Holdings, Inc., Senior Secured First Lien, 9.85% (1 mo. SOFR US + 5.00%), 03/12/2029	469,823	472,465
Boost Newco Borrower LLC, Senior Secured First Lien, 7.10% (3 mo. SOFR US + 2.50%), 01/31/2031	952,000	953,585
CastlelakeAviation One DAC, Senior Secured First Lien
7.45% (3 mo. SOFR US + 2.50%), 10/22/2026	525,216	526,991
7.70% (3 mo. SOFR US + 2.75%), 10/22/2027	516,795	519,273
Citco Funding LLC, Senior Secured First Lien, 7.31% (6 mo. SOFR US + 2.75%), 04/27/2028	672,859	677,276
Corp. Service Co., Senior Secured First Lien
7.95% (1 mo. SOFR US + 2.50%), 11/03/2027	381,210	381,210
7.45% (1 mo. SOFR US + 2.50%), 11/05/2029	542,581	544,162
Edelman Financial Engines Center LLC, Senior Secured First Lien, 8.10% (1 mo. SOFR US + 3.25%), 04/07/2028	444,450	444,130

The accompanying notes are an integral part of these financial statements.

4

Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Principal Value	Fair Value
BANK LOANS - (Continued)
FINANCIALS: DIVERSIFIED - (Continued)
Edelman Financial Engines Center LLC, Senior Secured Second Lien, 10.10% (1 mo. SOFR US + 5.25%), 10/06/2028	$1,021,000	$1,020,576
EIG Management Co. LLC, Senior Secured First Lien, 9.96% (1 mo. SOFR US + 5.00%), 05/17/2029	632,988	634,570
Focus Financial Partners LLC, Senior Secured First Lien
8.33% (1 mo. SOFR US + 3.25%), 09/17/2031	559,869	558,839
8.41% (1 mo. SOFR US + 3.25%), 09/17/2031	60,131	60,021
June Purchaser LLC, Senior Secured First Lien
8.67% (1 mo. Term SOFR + 3.25%), 09/11/2031	486,000	484,481
8.67% (1 mo. Term SOFR + 3.25%), 09/11/2031	81,000	80,747
Lakeland Holdings LLC, Senior Unsecured First Lien
8.00%, 09/27/2027	225,670	42,877
8.00%, 09/27/2027	107,661	20,456
MoneyGram International, Inc., Senior Secured First Lien, 9.68% (3 mo. SOFR US + 4.75%), 06/03/2030	265,200	253,350
NAB Holdings LLC, Senior Secured First Lien, 7.35% (3 mo. SOFR US + 2.75%), 11/24/2028	491,847	490,991
Neon Maple US Debt Mergersub, Inc., Senior Secured First Lien, 8.35% (1 mo. Term SOFR + 3.00%), 07/21/2031	503,000	498,076
NuveiTechnologies Corp., Senior Secured First Lien
8.06% (1 mo. SOFR US + 3.00%), 12/19/2030	141,849	142,229
8.06% (1 mo. SOFR US + 3.00%), 12/19/2030	95,281	95,537
8.06% (1 mo. SOFR US + 3.00%), 12/19/2030	24,637	24,703
VFH Parent LLC, Senior Secured First Lien, 7.60% (1 mo. SOFR US + 2.75%), 06/23/2031	910,000	912,275
WEX, Inc., Senior Secured First Lien, 7.25% (1 mo. SOFR US + 2.00%), 04/03/2028	692,053	694,153
Zelis Payments Buyer, Inc., Senior Secured First Lien, 7.60% (1 mo. SOFR US + 2.75%), 09/28/2029	659,685	660,064
		14,179,955

	Principal Value	Fair Value
FINANCIALS: INSURANCE - 4.2%
AcrisureLLC, Senior Secured First Lien
7.96% (1 mo. SOFR US + 3.00%), 02/16/2027	$1,902,891	$1,900,912
8.21% (1 mo. SOFR US + 3.25%), 11/06/2030	408,015	404,828
Alliant Holdings Intermediate LLC, Senior Secured First Lien, 8.10% (1 mo. SOFR US + 3.00%), 09/19/2031	295,000	293,682
AssuredPartners, Inc., Senior Secured First Lien, 8.35% (1 mo. SOFR US + 3.50%), 02/14/2031	1,921,345	1,921,681
Asurion LLC, Senior Secured First Lien, 8.32% (1 mo. SOFR US + 3.25%), 12/23/2026	1,667,958	1,668,508
Asurion LLC, Senior Secured Second Lien, 10.32% (1 mo. SOFR US + 5.25%), 02/03/2028	718,000	676,073
BroadStreet Partners, Inc., Senior Secured First Lien
8.10% (1 mo. SOFR US + 3.25%), 06/16/2031	289,982	289,160
8.10% (1 mo. SOFR US + 3.25%), 06/16/2031	29,683	29,599
HUB International Ltd., Senior Secured First Lien, 8.26% (3 mo. SOFR US + 3.00%), 06/20/2030	1,294,503	1,294,076
Jones Deslauriers Insurance Management, Inc., Senior Secured First Lien, 8.40% (3 mo. SOFR US + 3.25%), 03/15/2030	274,165	274,439
TIH Insurance Holdings LLC, Senior Secured First Lien, 7.85% (3 mo. SOFR US + 3.25%), 05/06/2031	1,447,000	1,447,152
TIH Insurance Holdings LLC, Senior Secured Second Lien, 9.35% (3 mo. SOFR US + 4.75%), 05/06/2032	505,000	514,469
USI, Inc., Senior Secured First Lien, 7.35% (3 mo. SOFR US + 2.75%), 11/23/2029	938,794	937,099
		11,651,678
FOOD & BEVERAGE - 1.8%
BCPE Empire Holdings, Inc., Senior Secured First Lien, 8.85% (1 mo. SOFR US + 4.00%), 12/26/2028	663,396	664,434
Delivery Hero Finco LLC, Senior Secured First Lien, 10.10% (3 mo. SOFR US + 5.00%), 12/12/2029	1,778,476	1,788,792
FroneriUS, Inc., Senior Secured First Lien
7.30% (1 mo. SOFR US + 2.25%), 02/01/2027	270,024	269,822
7.70% (1 mo. SOFR US + 2.25%), 02/01/2027	122,872	122,780

The accompanying notes are an integral part of these financial statements.

5

Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Principal Value	Fair Value
BANK LOANS - (Continued)
FOOD & BEVERAGE - (Continued)
HLF Financing Sarl LLC, Senior Secured First Lien, 11.60% (1 mo. SOFR US + 6.75%), 04/12/2029	$319,950	$303,473
Pegasus Bidco BV, Senior Secured First Lien, 8.87% (3 mo. SOFR US + 3.75%), 07/12/2029	527,242	528,726
Saratoga Food Specialties LLC, Senior Secured First Lien, 8.70% (3 mo. SOFR US + 3.75%), 03/07/2029	379,050	381,182
Triton Water Holdings, Inc., Senior Secured First Lien, 9.11% (3 mo. SOFR US + 3.25%), 03/31/2028	815,066	814,577
		4,873,786
HEALTHCARE: EQUIPMENT & SUPPLIES - 2.4%
AthenaHealth Group, Inc., Senior Secured First Lien, 8.50% (1 mo. SOFR US + 3.25%), 02/15/2029	743,168	739,765
Azalea Topco, Inc., Senior Secured First Lien, 8.35% (1 mo. SOFR US + 3.50%), 04/24/2031	1,134,000	1,132,889
Bausch + Lomb Corp., Senior Secured First Lien, 8.37% (1 mo. SOFR US + 3.25%), 05/10/2027	581	579
Covetrus, Inc., Senior Secured First Lien, 10.33% (3 mo. SOFR US + 5.00%), 10/15/2029	231,475	220,047
Gainwell Acquisition Corp., Senior Secured First Lien, 8.80% (3 mo. SOFR US + 4.00%), 10/01/2027	942,229	899,239
Insulet Corp., Senior Secured First Lien, 7.75% (1 mo. SOFR US + 2.50%), 08/01/2031	1,263,735	1,271,045
Medline Borrower LP, Senior Secured First Lien, 7.60% (1 mo. SOFR US + 2.75%), 10/23/2028	1,590,499	1,592,941
Waystar Technologies, Inc., Senior Secured First Lien, 7.60% (1 mo. SOFR US + 2.75%), 10/22/2029	718,626	719,977
		6,576,482
HEALTHCARE: FACILITIES - 4.0%
ADMI Corp., Senior Secured First Lien, 8.82% (1 mo. SOFR US + 3.75%), 12/23/2027	414,173	406,258
CHG Healthcare Services, Inc., Senior Secured First Lien
8.46% (1 mo. SOFR US + 3.50%), 09/29/2028	387,377	388,424

	Principal Value	Fair Value
8.57% (1 mo. SOFR US + 3.50%), 09/29/2028	$160,917	$161,127
Concentra Health Services, Inc., Senior Secured First Lien, 7.10% (1 mo. SOFR US + 2.25%), 07/28/2031	407,000	406,746
Examworks Bidco, Inc., Senior Secured First Lien, 8.07% (1 mo. SOFR US + 3.00%), 11/01/2028	947,537	949,906
Global Medical Response, Inc., Senior Secured First Lien
10.46% (includes 0.75% PIK) (1 mo. SOFR US + 4.75%), 10/02/2028	838,974	835,501
10.46% (includes 0.75% PIK) (1 mo. SOFR US + 4.75%), 10/02/2028	19,737	19,655
HAH Group Holding Co. LLC, Senior Secured First Lien, 9.96% (1 mo. Term SOFR), 09/17/2031	554,000	547,856
Heartland Dental LLC, Senior Secured First Lien, 9.35% (1 mo. SOFR US + 4.50%), 04/28/2028	806,165	793,653
Hunter US Bidco, Inc., Senior Secured First Lien, 9.68% (3 mo. SOFR US + 4.25%), 08/21/2028	276,000	274,965
Inception Finco Sarl, Senior Secured First Lien, 9.10% (3 mo. SOFR US + 4.50%), 04/09/2031	570,000	574,631
LifePoint Health, Inc., Senior Secured First Lien, 8.96% (1 mo. SOFR US + 4.00%), 05/14/2031	839,238	840,363
ModivCare, Inc., Senior Secured First Lien, 10.08% (3 mo. SOFR US + 4.75%), 07/01/2031	336,158	318,405
Option Care Health, Inc., Senior Secured First Lien, 7.21% (1 mo. SOFR US + 2.25%), 10/27/2028	407,605	409,559
Pacific Dental Services, Inc., Senior Secured First Lien, 7.85% (1 mo. SOFR US + 2.75%), 03/17/2031	477,600	477,899
Pluto Acquisition I, Inc., Senior Secured First Lien
10.25% (3 mo. SOFR US + 5.50%), 06/20/2028	90,065	91,416
10.25% (3 mo. SOFR US + 5.50%), 06/20/2028	1,801	1,828
9.13% (3 mo. SOFR US + 4.00%), 09/20/2028	192,261	176,560
Radnet Management, Inc., Senior Secured First Lien, 7.78% (3 mo. SOFR US + 2.50%), 04/18/2031	406,980	407,829
Select Medical Corp., Senior Secured First Lien, 8.25% (1 mo. SOFR US + 3.00%), 03/05/2027	130,469	131,148

The accompanying notes are an integral part of these financial statements.

6

Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Principal Value	Fair Value
BANK LOANS - (Continued)
HEALTHCARE: FACILITIES - (Continued)
SonravaHealth Co.-Borrower LLC, Senior Secured First Lien
7.68% (3 mo. SOFR US + 6.50%), 05/18/2028	$115,398	$116,552
11.50% (1 mo. SOFR US + 7.25%), 08/18/2028	335,319	225,641
Sotera Health Holdings LLC, Senior Secured First Lien, 8.10% (1 mo. SOFR US + 3.25%), 05/30/2031	648,000	646,785
Surgery Center Holdings, Inc., Senior Secured First Lien, 7.67% (1 mo. SOFR US + 2.75%), 12/19/2030	1,299,470	1,301,809
US Radiology Specialists, Inc., Senior Secured First Lien, 9.35% (3 mo. SOFR US + 4.75%), 12/15/2027	525,744	527,058
		11,031,574
HEALTHCARE: LIFE SCIENCES - 1.2%
Avantor Funding, Inc., Senior Secured First Lien, 7.05% (1 mo. SOFR US + 2.00%), 11/08/2027	542,937	546,594
Cambrex Corp., Senior Secured First Lien, 8.55% (1 mo. SOFR US + 3.50%), 12/07/2026	274,149	272,949
Catalent Pharma Solutions, Inc., Senior Secured First Lien, 7.92% (1 mo. SOFR US + 3.00%), 02/22/2028	519,390	520,364
Curia Global, Inc., Senior Secured First Lien, 9.20% (3 mo. SOFR US + 3.75%), 08/28/2026	703,962	672,118
Phoenix Newco, Inc., Senior Secured First Lien, 7.85% (1 mo. SOFR US + 3.00%), 11/15/2028	589,622	590,403
Star Parent, Inc., Senior Secured First Lien, 9.08% (3 mo. SOFR US + 3.75%), 09/30/2030	816,149	795,288
		3,397,716
HEALTHCARE: MANAGED HEALTH CARE - 0.9%
Bella Holding Co. LLC, Senior Secured First Lien, 8.80% (1 mo. SOFR US + 3.75%), 05/10/2028	434,879	435,423
Charlotte Buyer, Inc., Senior Secured First Lien, 9.85% (1 mo. SOFR US + 4.75%), 02/11/2028	284,831	287,368
Cotiviti, Inc., Senior Secured First Lien, 8.45% (1 mo. SOFR US + 3.25%), 04/30/2031	1,651,700	1,652,732
		2,375,523

	Principal Value	Fair Value
HEALTHCARE: PHARMA & BIOTECH - 1.7%
Elanco Animal Health, Inc., Senior Secured First Lien, 7.15% (1 mo. SOFR US + 1.75%), 08/02/2027	$404,980	$404,505
Endo Finance Holdings, Inc., Senior Secured First Lien, 9.78% (3 mo. SOFR US + 4.50%), 04/23/2031	716,000	716,222
Financiere Mendel SASU, Senior Secured First Lien, 8.35% (3 mo. SOFR US + 3.25%), 11/13/2030	668,640	670,589
Grifols Worldwide Operations USA, Inc., Senior Secured First Lien, 7.55% (3 mo. SOFR US + 2.00%), 11/15/2027	839,343	817,311
Jazz Financing Lux Sarl, Senior Secured First Lien, 7.10% (1 mo. SOFR US + 2.25%), 05/05/2028	1,529,265	1,529,402
Perrigo Investments LLC, Senior Secured First Lien, 7.30% (1 mo. SOFR US + 2.25%), 04/20/2029	465,989	466,378
		4,604,407
INDUSTRIAL MACHINERY - 3.8%
AI Aqua Merger Sub, Inc., Senior Secured First Lien, 8.70% (1 mo. SOFR US + 3.50%), 07/31/2028	1,146,072	1,146,015
Ali Group North America Corp., Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.00%), 07/23/2029	498,856	501,118
AZZ, Inc., Senior Secured First Lien
7.35% (1 mo. SOFR US + 2.50%), 05/11/2029	290,645	292,410
7.35% (1 mo. SOFR US + 2.50%), 05/11/2029	189,405	190,554
Chart Industries, Inc., Senior Secured First Lien, 7.82% (3 mo. SOFR US + 2.50%), 03/18/2030	851,627	851,095
Columbus McKinnon Corp., Senior Secured First Lien, 7.10% (3 mo. SOFR US + 2.50%), 05/15/2028	516,579	517,871
Crosby US Acquisition Corp., Senior Secured First Lien, 9.25% (1 mo. SOFR US + 4.00%), 08/16/2029	495,510	497,058
Dynamo US Bidco, Inc., Senior Secured First Lien, 9.10% (1 mo. Term SOFR + 4.00%), 09/25/2031	416,000	417,560
Gates Global LLC, Senior Secured First Lien, 7.10% (1 mo. SOFR US + 2.25%), 11/16/2029	516,460	517,751

The accompanying notes are an integral part of these financial statements.

7

Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Principal Value	Fair Value
BANK LOANS - (Continued)
INDUSTRIAL MACHINERY - (Continued)
Madison IAQ LLC, Senior Secured First Lien, 8.00% (6 mo. SOFR US + 2.75%), 06/21/2028	$404,109	$404,265
Madison Safety & Flow LLC, Senior Secured First Lien, 8.36% (1 mo. Term SOFR + 3.25%), 09/26/2031	358,000	358,337
Oregon Tool Holdings, Inc., Senior Secured First Lien, 8.98% (3 mo. SOFR US + 4.00%), 10/16/2028	407,501	303,079
PG Polaris BidCo Sarl, Senior Secured First Lien, 8.10% (3 mo. SOFR US + 3.50%), 03/24/2031	538,650	540,333
Pro Mach Group, Inc., Senior Secured First Lien, 8.35% (1 mo. SOFR US + 3.50%), 08/31/2028	965,117	969,407
Roper Industrial Products Investment Co., Senior Secured First Lien, 7.85% (3 mo. SOFR US + 3.25%), 11/23/2029	533,911	535,483
TK Elevator US Newco, Inc., Senior Secured First Lien
8.59% (6 mo. SOFR US + 3.50%), 04/30/2030	503,690	505,264
8.59% (6 mo. SOFR US + 3.50%), 04/30/2030	289,333	290,237
Vertiv Group Corp., Senior Secured First Lien, 7.20% (1 mo. SOFR US + 2.00%), 03/02/2027	564,425	565,483
Wec US Holdings Ltd., Senior Secured First Lien, 7.60% (1 mo. SOFR US + 2.75%), 01/27/2031	949,720	950,584
		10,353,904
LEISURE: CASINOS & GAMING - 3.5%
888 Acquisitions LLC, Senior Secured First Lien, 9.60% (6 mo. SOFR US + 5.25%), 07/03/2028	686,907	673,739
Allwyn Entertainment Financing US LLC, Senior Secured First Lien, 7.57% (3 mo. Term SOFR + 2.25%), 06/30/2031	574,560	574,741
Aristocrat Technologies, Inc., Senior Secured First Lien, 7.05% (3 mo. SOFR US + 2.25%), 05/24/2029	224,143	225,431
Bally’s Corp., Senior Secured First Lien, 9.06% (3 mo. SOFR US + 3.25%), 10/02/2028	412,455	393,766
Caesars Entertainment, Inc., Senior Secured First Lien
7.70% (1 mo. SOFR US + 2.75%), 02/06/2030	673,785	675,099
7.60% (1 mo. SOFR US + 2.75%), 02/06/2031	562,175	563,010

	Principal Value	Fair Value
Entain Holdings Gibraltar Ltd., Senior Secured First Lien, 7.96% (6 mo. SOFR US + 2.50%), 03/16/2027	$1,343,514	$1,349,808
Everi Holdings, Inc., Senior Secured First Lien, 7.57% (1 mo. SOFR US + 2.50%), 08/03/2028	449,888	451,633
Fertitta Entertainment LLC, Senior Secured First Lien, 8.85% (1 mo. SOFR US + 3.75%), 01/29/2029	543,384	542,499
Flutter Financing BV, Senior Secured First Lien, 6.70% (3 mo. SOFR US + 2.25%), 11/29/2030	1,867,276	1,871,608
Light & Wonder International, Inc., Senior Secured First Lien, 7.33% (1 mo. SOFR US + 2.25%), 04/16/2029	852,843	853,678
Ontario Gaming GTA LP, Senior Secured First Lien, 8.89% (3 mo. SOFR US + 4.25%), 08/01/2030	732,465	732,692
Penn Entertainment, Inc., Senior Secured First Lien, 7.80% (1 mo. SOFR US + 2.75%), 05/03/2029	584,983	586,996
		9,494,700
LEISURE: HOTELS - 2.8%
Alterra Mountain Co., Senior Secured First Lien, 8.10% (1 mo. SOFR US + 3.25%), 08/17/2028	1,782,101	1,788,410
Carnival Corp., Senior Secured First Lien, 8.00% (1 mo. SOFR US + 2.75%), 10/18/2028	810,873	813,492
Herschend Entertainment Co. LLC, Senior Secured First Lien, 7.85% (1 mo. SOFR US + 3.00%), 08/28/2028	787,580	790,534
Hilton Domestic Operating Co., Inc., Senior Secured First Lien, 6.70% (1 mo. SOFR US + 1.75%), 11/08/2030	408,000	408,373
Hilton Grand Vacations Borrower LLC, Senior Secured First Lien
7.46% (1 mo. SOFR US + 2.50%), 08/02/2028	430,680	428,708
7.61% (1 mo. SOFR US + 2.25%), 01/17/2031	412,698	410,377
Marriott Ownership Resorts, Inc., Senior Secured First Lien, 7.10% (1 mo. SOFR US + 2.25%), 04/01/2031	399,000	398,711
RHP Hotel Properties LP, Senior Secured First Lien, 7.10% (1 mo. SOFR US + 2.25%), 05/20/2030	373,951	374,792

The accompanying notes are an integral part of these financial statements.

8

Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Principal Value	Fair Value
BANK LOANS - (Continued)
LEISURE: HOTELS - (Continued)
Sabre GLBL, Inc., Senior Secured First Lien
8.57% (1 mo. SOFR US + 3.50%), 12/17/2027	$143,000	$134,002
8.57% (1 mo. SOFR US + 3.50%), 12/17/2027	90,501	84,807
9.30% (1 mo. SOFR US + 4.25%), 06/30/2028	64,915	61,182
10.05% (1 mo. SOFR US + 5.00%), 06/30/2028	465,000	443,659
Six Flags Entertainment Corp., Senior Secured First Lien, 6.85% (1 mo. SOFR US + 2.00%), 05/01/2031	514,710	514,581
Travel + Leisure Co., Senior Secured First Lien, 8.37% (1 mo. SOFR US + 3.25%), 12/14/2029	500,220	502,283
TripAdvisor, Inc., Senior Secured First Lien, 7.60% (1 mo. SOFR US + 2.75%), 07/08/2031	482,000	481,848
		7,635,759
LEISURE: RESTAURANTS - 1.2%
BCPE Grill Parent, Inc., Senior Secured First Lien, 10.00% (3 mo. SOFR US + 4.75%), 09/30/2030	265,990	256,514
Dave & Buster’s, Inc., Senior Secured First Lien, 7.88% (3 mo. SOFR US + 3.25%), 06/29/2029	661,163	659,741
IRB Holding Corp., Senior Secured First Lien, 8.20% (1 mo. SOFR US + 2.75%), 12/15/2027	1,549,882	1,549,665
Tacala Investment Corp., Senior Secured First Lien, 8.35% (1 mo. SOFR US + 4.00%), 01/31/2031	525,360	526,805
Whatabrands LLC, Senior Secured First Lien, 7.60% (1 mo. SOFR US + 2.75%), 08/03/2028	407,004	406,868
		3,399,593
MEDIA: BROADCASTING - 0.5%
Hubbard Radio LLC, Senior Secured First Lien, 9.35% (1 mo. SOFR US + 4.50%), 09/30/2027	399,987	317,989
Nexstar Media, Inc., Senior Secured First Lien, 7.57% (1 mo. SOFR US + 2.50%), 09/18/2026	676,873	677,466
Univision Communications, Inc., Senior Secured First Lien, 8.32% (1 mo. SOFR US + 3.25%), 03/13/2026	451,464	451,875
		1,447,330

	Principal Value	Fair Value
MEDIA: CABLE & SATELLITE - 2.1%
Charter Communications Operating LLC, Senior Secured First Lien
7.03% (3 mo. SOFR US + 1.75%), 02/01/2027	$661,276	$661,207
7.03% (3 mo. SOFR US + 1.75%), 02/01/2027	1,745	1,745
Connect Finco Sarl, Senior Secured First Lien
8.35% (1 mo. SOFR US + 3.50%), 12/11/2026	680,910	679,085
9.35% (1 mo. SOFR US + 4.50%), 09/28/2029	247,000	232,365
Coral-US Co.-Borrower LLC, Senior Secured First Lien, 7.58% (1 mo. SOFR US + 2.25%), 01/31/2028	655,000	648,404
CSC Holdings LLC, Senior Secured First Lien, 9.60% (1 mo. SOFR US + 4.50%), 01/18/2028	850,113	827,950
Directv Financing LLC, Senior Secured First Lien, 10.22% (1 mo. SOFR US + 5.00%), 08/02/2027	536,724	537,709
Iridium Satellite LLC, Senior Secured First Lien, 7.10% (1 mo. SOFR US + 2.25%), 09/20/2030	829,933	816,704
Midcontinent Communications, Senior Secured First Lien, 7.60% (1 mo. SOFR US + 2.50%), 08/18/2031	443,000	445,769
Telenet Financing USD LLC, Senior Secured First Lien, 7.33% (1 mo. SOFR US + 2.00%), 04/28/2028	407,000	393,137
Virgin Media Bristol LLC, Senior Secured First Lien, 7.83% (1 mo. SOFR US + 2.50%), 01/31/2028	630,000	603,748
		5,847,823
MEDIA: DIVERSIFIED - 1.2%
Abe Investment Holdings, Inc., Senior Secured First Lien, 8.95% (3 mo. SOFR US + 4.50%), 02/19/2026	774,471	771,571
ABG Intermediate Holdings 2 LLC, Senior Secured First Lien, 7.60% (1 mo. SOFR US + 2.75%), 12/21/2028	463,531	464,530
Arches Buyer, Inc., Senior Secured First Lien, 8.30% (1 mo. SOFR US + 3.25%), 12/06/2027	271,548	261,045
McGraw-Hill Education, Inc., Senior Secured First Lien, 8.70% (3 mo. SOFR US + 4.00%), 08/06/2031	820,593	824,696

The accompanying notes are an integral part of these financial statements.

9

Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Principal Value	Fair Value
BANK LOANS - (Continued)
MEDIA: DIVERSIFIED - (Continued)
Neptune Bidco US, Inc., Senior Secured First Lien, 10.25% (3 mo. SOFR US + 4.75%), 10/11/2028	$1,023,843	$960,109
		3,281,951
MEDIA: ENTERTAINMENT - 2.1%
Cirque Du Soleil Holding USA Newco, Inc., Senior Secured First Lien
8.35% (3 mo. SOFR US + 3.75%), 03/08/2030	441,614	436,867
8.35% (3 mo. SOFR US + 3.75%), 03/08/2030	223,619	221,215
Creative Artists Agency LLC, Senior Secured First Lien, 8.50% (1 mo. SOFR US + 3.25%), 11/27/2028	763,268	763,745
Delta 2 Lux Sarl, Senior Secured First Lien
7.20% (1 mo. SOFR US + 2.00%), 09/19/2031	206,333	206,699
7.20% (1 mo. Term SOFR + 2.00%), 09/19/2031	102,667	102,848
Hoya Midco LLC, Senior Secured First Lien, 7.85% (1 mo. SOFR US + 3.00%), 02/05/2029	553,203	556,663
Live Nation Entertainment, Inc., Senior Secured First Lien, 6.91% (1 mo. SOFR US + 1.75%), 10/19/2026	667,653	668,140
StubHub Holdco Sub LLC, Senior Secured First Lien, 9.60% (1 mo. SOFR US + 4.75%), 03/15/2030	1,094,276	1,095,184
UFC Holdings LLC, Senior Secured First Lien, 8.55% (3 mo. SOFR US + 2.75%), 04/29/2026	727,366	728,861
William Morris Endeavor Entertainment LLC, Senior Secured First Lien
7.82% (1 mo. SOFR US + 2.75%), 05/19/2025	584,657	585,753
7.82% (1 mo. SOFR US + 2.75%), 05/19/2025	281,097	281,624
7.82% (1 mo. SOFR US + 2.75%), 05/19/2025	53,372	53,472
7.82% (1 mo. SOFR US + 2.75%), 05/19/2025	25,661	25,709
		5,726,780
METALS & MINING - 0.5%
Arsenal AIC Parent LLC, Senior Secured First Lien, 8.10% (1 mo. SOFR US + 3.25%), 08/19/2030	504,916	505,168

	Principal Value	Fair Value
Grinding Media, Inc., Senior Secured First Lien
9.83% (3 mo. SOFR US + 4.00%), 10/12/2028	$638,602	$638,602
9.83% (3 mo. SOFR US + 4.00%), 10/12/2028	178,420	178,420
		1,322,190
MIDSTREAM: STORAGE & TRANSPORT - 2.3%
Brazos Delaware II LLC, Senior Secured First Lien, 8.25% (6 mo. SOFR US + 3.50%), 02/11/2030	268,650	269,297
Buckeye Partners LP, Senior Secured First Lien, 6.60% (1 mo. SOFR US + 1.75%), 11/02/2026	767,776	768,736
CPPIB OVM Member US LLC, Senior Secured First Lien, 7.85% (3 mo. SOFR US + 3.25%), 08/20/2031	419,000	419,698
ITT Holdings LLC, Senior Secured First Lien, 8.05% (1 mo. SOFR US + 3.00%), 10/11/2030	640,546	642,147
NGP XI Midstream Holdings LLC, Senior Secured First Lien, 8.60% (3 mo. SOFR US + 4.00%), 07/17/2031	506,000	506,632
Northriver Midstream Finance LP, Senior Secured First Lien, 7.83% (3 mo. SOFR US + 2.50%), 08/16/2030	732,736	733,560
Oryx Midstream Services Permian Basin LLC, Senior Secured First Lien, 8.34% (1 mo. SOFR US + 3.00%), 10/05/2028	1,488,052	1,490,321
TransMontaigne Operating Co. LP, Senior Secured First Lien
8.57% (1 mo. SOFR US + 3.50%), 11/17/2028	231,445	232,045
8.57% (1 mo. SOFR US + 3.50%), 11/17/2028	231,445	232,045
8.57% (1 mo. SOFR US + 3.50%), 11/17/2028	71,032	71,216
Traverse Midstream Partners LLC, Senior Secured First Lien, 8.85% (3 mo. SOFR US + 3.50%), 02/16/2028	652,652	655,100
UGI Energy Services LLC, Senior Secured First Lien, 7.35% (1 mo. SOFR US + 2.50%), 02/22/2030	370,403	371,195
		6,391,992
OIL & GAS: E&P - 0.1%
Discovery Energy Holding Corp., Senior Secured First Lien, 9.35% (3 mo. SOFR US + 4.75%), 05/01/2031	368,078	371,988

The accompanying notes are an integral part of these financial statements.

10

Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Principal Value	Fair Value
BANK LOANS - (Continued)
PACKAGING - 1.5%
Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien, 8.12% (1 mo. SOFR US + 3.18%), 04/13/2029	$274,140	$273,043
LABL, Inc., Senior Secured First Lien, 10.05% (1 mo. SOFR US + 5.00%), 10/30/2028	425,438	416,684
M2S Group Intermediate Holdings, Inc., Senior Secured First Lien, 9.85% (3 mo. SOFR US + 4.75%), 08/22/2031	785,000	755,562
Mauser Packaging Solutions Holding Co., Senior Secured First Lien, 8.70% (1 mo. SOFR US + 3.50%), 04/16/2027	822,663	825,234
Pregis TopCo LLC, Senior Secured First Lien, 8.85% (1 mo. SOFR US + 4.00%), 07/31/2026	519,113	520,826
Sabert Corp., Senior Secured First Lien, 8.15% (1 mo. SOFR US + 3.00%), 12/10/2026	343,688	345,623
Trident TPI Holdings, Inc., Senior Secured First Lien, 8.60% (3 mo. SOFR US + 4.00%), 09/18/2028	906,093	908,575
		4,045,547
REAL ESTATE: MANAGEMENT - 0.3%
Cushman & Wakefield US Borrower LLC, Senior Secured First Lien, 8.60% (1 mo. SOFR US + 3.75%), 01/31/2030	287,280	287,819
Greystar Real Estate Partners LLC, Senior Secured First Lien, 7.67% (1 mo. SOFR US + 2.75%), 08/21/2030	542,537	542,537
		830,356
RETAIL: FOOD & DRUG - 0.2%
JP Intermediate B LLC, Senior Secured First Lien, 11.13% (3 mo. SOFR US + 5.50%), 11/22/2027	447,191	36,893
TKC Holdings, Inc., Senior Secured First Lien, 9.96% (1 mo. SOFR US + 5.00%), 05/15/2028	543,694	543,357
		580,250
RETAILING - 3.2%
Amer Sports Co., Senior Secured First Lien
8.35% (3 mo. SOFR US + 3.25%), 02/18/2031	261,100	262,079
8.35% (3 mo. SOFR US + 3.25%), 02/18/2031	62,478	62,712

	Principal Value	Fair Value
Belron Finance US LLC, Senior Secured First Lien, 7.43% (3 mo. SOFR US + 1.93%), 04/28/2028	$1,182,441	$1,183,180
Great Outdoors Group LLC, Senior Secured First Lien, 8.82% (1 mo. SOFR US + 3.75%), 03/06/2028	1,089,474	1,090,721
Harbor Freight Tools USA, Inc., Senior Secured First Lien
7.24% (3 mo. SOFR US + 2.50%), 06/11/2031	106,377	104,893
7.35% (1 mo. SOFR US + 2.50%), 06/11/2031	798,623	787,478
Mavis Tire Express Services Topco Corp., Senior Secured First Lien, 8.35% (1 mo. SOFR US + 3.50%), 05/04/2028	672,801	673,258
Michaels Cos., Inc., Senior Secured First Lien, 9.38% (3 mo. SOFR US + 4.25%), 04/17/2028	577,486	458,235
Peer Holding III BV, Senior Secured First Lien
3.30% (3 mo. SOFR US + 3.25%), 10/28/2030	629,835	632,789
3.05% (3 mo. SOFR US + 3.00%), 07/01/2031	334,000	335,461
PetSmart LLC, Senior Secured First Lien, 8.80% (1 mo. SOFR US + 3.75%), 02/14/2028	1,365,756	1,356,121
RH, Senior Secured First Lien
7.57% (1 mo. SOFR US + 2.50%), 10/20/2028	108,109	104,190
8.30% (1 mo. SOFR US + 3.25%), 10/20/2028	582,985	568,320
Sally Holdings LLC, Senior Secured First Lien, 6.60% (1 mo. SOFR US + 1.75%), 02/28/2030	473,785	474,278
Staples, Inc., Senior Secured First Lien, 10.69% (3 mo. SOFR US + 5.75%), 09/10/2029	648,000	590,373
		8,684,088
TECHNOLOGY HARDWARE - 1.4%
CommScope LLC, Senior Secured First Lien, 8.32% (1 mo. SOFR US + 3.25%), 04/06/2026	1,147,599	1,114,365
Fortress Intermediate 3, Inc., Senior Secured First Lien, 8.60% (1 mo. SOFR US + 3.75%), 06/27/2031	273,000	272,829
Ingram Micro, Inc., Senior Secured First Lien, 7.56% (3 mo. SOFR US + 2.75%), 09/22/2031	502,418	503,048
MKS Instruments, Inc., Senior Secured First Lien, 7.17% (1 mo. SOFR US + 2.25%), 08/17/2029	356,736	357,316

The accompanying notes are an integral part of these financial statements.

11

Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Principal Value	Fair Value
BANK LOANS - (Continued)
TECHNOLOGY HARDWARE - (Continued)
Synaptics, Inc., Senior Secured First Lien, 7.79% (1 mo. SOFR US + 2.25%), 12/04/2028	$1,081,670	$1,080,859
World Wide Technology Holding Co. LLC, Senior Secured First Lien, 7.91% (1 mo. SOFR US + 2.75%), 03/01/2030	664,112	666,602
		3,995,019
TECHNOLOGY: SOFTWARE & SERVICES - 12.0%
Access CIG LLC, Senior Secured First Lien, 10.25% (3 mo. SOFR US + 5.00%), 08/18/2028	707,850	711,768
Barracuda Networks, Inc., Senior Secured First Lien, 9.81% (6 mo. SOFR US + 4.50%), 08/15/2029	407,691	397,358
Barracuda Networks, Inc., Senior Secured Second Lien, 12.25% (3 mo. SOFR US + 7.00%), 08/15/2030	358,333	323,217
Boxer Parent Co., Inc., Senior Secured First Lien, 9.01% (3 mo. SOFR US + 3.75%), 07/30/2031	951,020	950,264
Boxer Parent Co., Inc., Senior Secured Second Lien, 11.01% (3 mo. SOFR US + 5.75%), 07/30/2032	535,770	528,181
Central Parent LLC, Senior Secured First Lien, 7.85% (3 mo. SOFR US + 3.25%), 07/06/2029	272,940	270,439
Cloud Software Group, Inc., Senior Secured First Lien
8.60% (3 mo. SOFR US + 4.00%), 03/29/2029	2,050,865	2,044,876
8.60% (3 mo. SOFR US + 4.00%), 03/29/2029	5,153	5,138
ConnectWise LLC, Senior Secured First Lien, 8.63% (3 mo. SOFR US + 3.50%), 09/29/2028	1,318,535	1,319,194
Dayforce, Inc., Senior Secured First Lien, 7.35% (1 mo. SOFR US + 2.50%), 03/03/2031	274,313	274,827
Dcert Buyer, Inc., Senior Secured First Lien, 9.25% (1 mo. SOFR US + 4.00%), 10/16/2026	144,621	140,690
E2open LLC, Senior Secured First Lien, 8.57% (1 mo. SOFR US + 3.50%), 02/04/2028	601,712	604,273
Ensono, Inc., Senior Secured First Lien
9.07% (1 mo. SOFR US + 4.00%), 05/30/2028	618,060	617,869
9.07% (1 mo. SOFR US + 4.00%), 05/30/2028	73,049	73,026
9.07% (1 mo. SOFR US + 4.00%), 05/30/2028	73,049	73,026

	Principal Value	Fair Value
Flexera Software LLC, Senior Secured First Lien, 8.46% (1 mo. SOFR US + 3.50%), 03/03/2028	$1,359,710	$1,362,028
Genesys Cloud Services Holdings II LLC, Senior Secured First Lien
8.35% (1 mo. SOFR US + 3.50%), 12/01/2027	372,159	373,337
8.35% (1 mo. SOFR US + 3.50%), 12/01/2027	174,302	174,854
8.82% (1 mo. SOFR US + 3.75%), 12/01/2027	369,145	369,885
Go Daddy Operating Co. LLC, Senior Secured First Lien, 6.60% (1 mo. SOFR US + 1.75%), 06/02/2031	544,635	543,862
Informatica LLC, Senior Secured First Lien, 7.10% (1 mo. SOFR US + 2.25%), 10/30/2028	664,188	664,324
Leia Finco US LLC, Senior Secured First Lien, 8.82% (3 mo. SOFR US + 3.25%), 07/02/2031	490,000	483,057
Leia Finco US LLC, Senior Secured Second Lien, 10.58% (1 mo. SOFR US + 5.25%), 07/02/2032	281,000	275,030
Marcel Bidco LLC, Senior Secured First Lien, 9.33% (Daily SOFR US + 4.00%), 11/13/2030	770,197	775,973
McAfee Corp., Senior Secured First Lien, 8.45% (1 mo. SOFR US + 3.25%), 03/01/2029	1,035,616	1,033,271
MH Sub I LLC, Senior Secured First Lien
9.10% (1 mo. SOFR US + 4.25%), 05/03/2028	816,920	812,717
11.59% (1 mo. SOFR US + 6.25%), 02/23/2029	215,000	211,545
Modena Buyer LLC, Senior Secured First Lien, 9.10% (3 mo. SOFR US + 4.50%), 07/01/2031	1,000,000	959,690
Mosel Bidco SE, Senior Secured First Lien
9.10% (3 mo. SOFR US + 4.50%), 09/16/2030	429,847	432,534
9.10% (3 mo. SOFR US + 4.50%), 09/16/2030	302,153	304,041
N-Able International Holdings II LLC, Senior Secured First Lien, 8.33% (3 mo. SOFR US + 2.75%), 07/19/2028	497,610	498,232
Optiv Parent, Inc., Senior Secured First Lien, 10.53% (3 mo. SOFR US + 5.25%), 08/26/2026	594,264	540,533
Peraton Corp., Senior Secured First Lien, 8.80% (1 mo. SOFR US + 3.75%), 02/01/2028	1,134,719	1,094,414

The accompanying notes are an integral part of these financial statements.

12

Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Principal Value	Fair Value
BANK LOANS - (Continued)
TECHNOLOGY: SOFTWARE & SERVICES - (Continued)
Plano HoldCo, Inc., Senior Secured First Lien, 9.35% (3 mo. SOFR US + 3.50%), 10/02/2031	$971,000	$973,427
Polaris Newco LLC, Senior Secured First Lien, 9.63% (3 mo. SOFR US + 4.00%), 06/05/2028	1,388,943	1,367,609
Project Alpha Intermediate Holding, Inc., Senior Secured First Lien, 9.00% (3 mo. SOFR US + 3.75%), 10/28/2030	1,091,884	1,095,542
Proofpoint, Inc., Senior Secured First Lien, 7.85% (1 mo. SOFR US + 3.00%), 08/31/2028	1,607,970	1,609,023
Quartz Acquireco LLC, Senior Secured First Lien, 7.35% (3 mo. SOFR US + 2.75%), 06/28/2030	521,730	522,711
RealPage, Inc., Senior Secured First Lien, 8.07% (1 mo. SOFR US + 3.00%), 04/24/2028	427,897	415,916
RithumHoldings, Inc., Senior Secured First Lien
9.45% (1 mo. SOFR US + 4.00%), 12/02/2027	719,358	671,071
11.60% (1 mo. SOFR US + 6.25%), 12/29/2027	270,623	262,504
Rocket Software, Inc., Senior Secured First Lien, 9.60% (1 mo. SOFR US + 4.75%), 11/28/2028	806,890	808,685
Sedgwick Claims Management Services, Inc., Senior Secured First Lien, 8.25% (3 mo. SOFR US + 3.00%), 02/24/2028	1,306,463	1,305,522
Skopima Consilio Parent LLC, Senior Secured First Lien, 9.48% (1 mo. SOFR US + 4.00%), 05/17/2028	546,708	546,538
SolarWinds Holdings, Inc., Senior Secured First Lien, 7.60% (1 mo. SOFR US + 2.75%), 02/05/2030	1,056,319	1,058,300
Sovos Compliance LLC, Senior Secured First Lien, 9.57% (1 mo. SOFR US + 4.50%), 08/14/2028	409,078	409,428
UKG, Inc., Senior Secured First Lien, 8.55% (3 mo. SOFR US + 3.25%), 02/10/2031	1,779,540	1,781,764
VS Buyer LLC, Senior Secured First Lien, 8.35% (1 mo. SOFR US + 3.25%), 04/14/2031	981,130	983,990
		33,055,503
TELECOM SERVICES: DIVERSIFIED - 2.4%
Altice France SA, Senior Secured First Lien, 10.80% (3 mo. SOFR US + 5.50%), 08/31/2028	333,511	250,967

	Principal Value	Fair Value
Cincinnati Bell, Inc., Senior Secured First Lien, 8.35% (1 mo. SOFR US + 3.25%), 11/22/2028	$662,292	$661,713
Crown Subsea Communications Holding, Inc., Senior Secured First Lien, 9.25% (3 mo. SOFR US + 4.00%), 01/30/2031	926,678	933,512
Eagle Broadband Investments LLC, Senior Secured First Lien, 8.13% (3 mo. SOFR US + 3.00%), 11/12/2027	275,643	275,402
Frontier Communications Holdings LLC, Senior Secured First Lien, 8.76% (6 mo. SOFR US + 3.50%), 07/01/2031	824,000	831,210
Level 3 Financing, Inc., Senior Secured First Lien, 11.84% (1 mo. Term SOFR + 6.56%), 04/16/2029	274,182	280,385
Lumen Technologies, Inc., Senior Secured First Lien
7.43% (1 mo. SOFR US + 2.35%), 04/16/2029	264,154	232,522
7.43% (1 mo. SOFR US + 2.35%), 04/15/2030	264,154	229,650
Radiate Holdco LLC, Senior Secured First Lien, 8.32% (1 mo. SOFR US + 3.25%), 09/25/2026	488,478	420,397
SBA Senior Finance II LLC, Senior Secured First Lien, 6.85% (1 mo. SOFR US + 2.00%), 01/27/2031	269,645	270,024
Voyage Australia Pty Ltd., Senior Secured First Lien, 9.31% (3 mo. SOFR US + 3.50%), 07/20/2028	467,773	468,299
Windstream Services LLC, Senior Secured First Lien, 10.35% (1 mo. SOFR US), 09/23/2031	370,000	370,925
Zayo Group Holdings, Inc., Senior Secured First Lien, 9.10% (1 mo. SOFR US + 4.25%), 03/09/2027	886,727	819,836
Ziggo Financing Partnership, Senior Secured First Lien, 7.83% (1 mo. SOFR US + 2.50%), 04/28/2028	455,000	444,919
		6,489,761
TELECOM SERVICES: WIRELESS - 0.2%
CCI Buyer, Inc., Senior Secured First Lien, 8.60% (3 mo. SOFR US + 4.00%), 12/17/2027	525,925	525,844
TRANSPORTATION - 1.5%
AAdvantage Loyalty IP Ltd., Senior Secured First Lien, 10.56% (3 mo. SOFR US + 4.75%), 04/20/2028	545,388	561,521

The accompanying notes are an integral part of these financial statements.

13

Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Principal Value	Fair Value
BANK LOANS - (Continued)
TRANSPORTATION - (Continued)
ASP LS Acquisition Corp., Senior Secured First Lien, 9.63% (3 mo. SOFR US + 4.50%), 05/08/2028	$728,079	$463,149
Avis Budget Car Rental LLC, Senior Secured First Lien, 6.82% (1 mo. SOFR US + 1.75%), 08/06/2027	397,823	396,630
Cubic Corp., Senior Secured First Lien
9.83% (3 mo. SOFR US + 4.25%), 05/25/2028	703,956	547,132
9.83% (3 mo. SOFR US + 4.25%), 05/25/2028	151,863	118,032
Genesee & Wyoming, Inc., Senior Secured First Lien, 6.60% (3 mo. SOFR US + 2.00%), 04/10/2031	647,000	646,097
United Airlines, Inc., Senior Secured First Lien, 8.03% (3 mo. SOFR US + 2.75%), 02/24/2031	334,320	335,365
WWEX Uni Topco Holdings LLC, Senior Secured First Lien, 9.86% (3 mo. SOFR US + 4.00%), 07/26/2028	681,014	685,094
XPO, Inc., Senior Secured First Lien, 7.11% (1 mo. SOFR US + 2.00%), 02/28/2031	271,000	271,734
		4,024,754
UTILITIES: POWER - 2.2%
Alpha Generation LLC, Senior Secured First Lien, 7.85% (1 mo. SOFR US + 2.75%), 09/30/2031	480,000	480,686
Calpine Corp., Senior Secured First Lien, 6.85% (1 mo. SOFR US + 2.00%), 12/16/2027	266,000	265,252
Eastern Power LLC, Senior Secured First Lien, 10.10% (1 mo. SOFR US + 5.25%), 10/02/2025	306,289	307,036
Lightning Power LLC, Senior Secured First Lien, 8.35% (3 mo. SOFR US + 3.25%), 08/18/2031	834,000	836,665
Lightstone Holdco LLC, Senior Secured First Lien
11.00% (3 mo. SOFR US + 5.75%), 01/29/2027	932,838	947,912
11.00% (3 mo. SOFR US + 5.75%), 01/29/2027	52,657	53,508
NRG Energy, Inc., Senior Secured First Lien, 7.26% (3 mo. SOFR US + 2.00%), 04/16/2031	408,282	409,455
Thunder Generation Funding LLC, Senior Secured First Lien, 7.96%, 09/27/2031(h)	463,000	463,000

	Principal Value	Fair Value
Vistra Zero Operating Co. LLC, Senior Secured First Lien, 7.60% (1 mo. SOFR US + 2.75%), 04/30/2031	$323,375	$324,709
WaterBridge Midstream Operating LLC, Senior Secured First Lien, 9.39% (3 mo. SOFR US + 4.75%), 06/27/2029	1,399,000	1,354,533
WaterBridge NDB Operating LLC, Senior Secured First Lien, 9.60% (3 mo. SOFR US + 4.50%), 05/10/2029	521,000	520,758
		5,963,514
TOTAL BANK LOANS (Cost $233,149,664)		232,586,399
CORPORATE BONDS - 12.7%(f)
AEROSPACE & DEFENSE - 0.4%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029(b)	506,000	526,834
Bombardier, Inc.
7.13%, 06/15/2026(b)	176,000	178,859
7.88%, 04/15/2027(b)	397,000	398,293
		1,103,986
AUTOMOTIVE - 0.5%
Clarios Global LP / Clarios US Finance Co., 8.50%, 05/15/2027(b)	1,350,000	1,356,512
BUILDING PRODUCTS - 0.2%
Standard Industries, Inc., 3.38%, 01/15/2031(b)	600,000	535,177
CHEMICALS - 0.1%
Olympus Water US Holding Corp., 7.13%, 10/01/2027(b)	200,000	204,389
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.13%, 04/01/2029(b)	238,000	115,865
		320,254
COMMERCIAL SERVICES - 0.2%
OPENLANE, Inc., 5.13%, 06/01/2025(b)	424,000	423,113
CONSTRUCTION & ENGINEERING - 0.4%
Pike Corp., 5.50%, 09/01/2028(b)	1,043,000	1,022,482
FINANCIALS: THRIFTS & MORTGAGES - 0.1%
Freedom Mortgage Corp., 6.63%, 01/15/2027(b)	278,000	278,865
HEALTHCARE: EQUIPMENT & SUPPLIES - 0.2%
Neogen Food Safety Corp., 8.63%, 07/20/2030(b)	397,000	439,779

The accompanying notes are an integral part of these financial statements.

14

Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Principal Value	Fair Value
CORPORATE BONDS - (Continued)
HEALTHCARE: FACILITIES - 1.7%
CHS/Community Health Systems, Inc., 5.63%, 03/15/2027(b)	$275,000	$270,829
Fresenius Medical Care US Finance III, Inc., 2.38%, 02/16/2031(b)	925,000	782,202
Prime Healthcare Services, Inc., 9.38%, 09/01/2029(b)	1,006,000	1,040,216
Select Medical Corp., 6.25%, 08/15/2026(b)	1,335,000	1,344,198
Tenet Healthcare Corp., 6.25%, 02/01/2027	1,311,000	1,314,154
		4,751,599
HEALTHCARE: LIFE SCIENCES - 0.1%
Charles River Laboratories International, Inc., 4.25%, 05/01/2028(b)	188,000	183,005
HEALTHCARE: PHARMA & BIOTECH - 0.8%
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/2028(b)	1,435,000	1,381,117
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/2026	765,000	735,919
		2,117,036
HEALTHCARE: REITs - 0.3%
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 03/15/2031	1,270,000	928,972
INDUSTRIAL MACHINERY - 0.3%
WESCO Distribution, Inc., 6.38%, 03/15/2029(b)	912,000	943,531
LEISURE: CASINOS & GAMING - 1.6%
Allwyn Entertainment Financing UK PLC, 7.88%, 04/30/2029(b)	440,000	463,989
International Game Technology PLC, 4.13%, 04/15/2026(b)	1,095,000	1,081,555
Light & Wonder International, Inc., 7.00%, 05/15/2028(b)	404,000	407,986
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
5.63%, 09/01/2029(b)	561,000	420,293
5.88%, 09/01/2031(b)	562,000	383,996
Raptor Acquisition Corp. / Raptor Co.-Issuer LLC, 4.88%, 11/01/2026(b)	524,000	509,002
VICI Properties LP / VICI Note Co., Inc., 3.50%, 02/15/2025(b)	1,145,000	1,137,142
		4,403,963
LEISURE: HOTELS - 1.3%
NCL Corp. Ltd.
3.63%, 12/15/2024(b)	409,000	408,655
8.38%, 02/01/2028(b)	444,000	466,698

	Principal Value	Fair Value
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 5.88%, 10/01/2028(b)	$548,000	$547,586
Royal Caribbean Cruises Ltd., 5.50%, 08/31/2026(b)	421,000	425,318
Sabre GLBL, Inc., 8.63%, 06/01/2027(b)	972,000	953,853
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	836,000	826,980
		3,629,090
LEISURE: RESTAURANTS - 0.2%
CEC Entertainment LLC, 6.75%, 05/01/2026(b)	660,000	656,068
MEDIA: CABLE & SATELLITE - 0.3%
DISH DBS Corp., 5.13%, 06/01/2029	575,000	386,484
Sable International Finance Ltd., 5.75%, 09/07/2027(b)	430,000	429,310
		815,794
MEDIA: ENTERTAINMENT - 0.4%
Live Nation Entertainment, Inc., 6.50%, 05/15/2027(b)	393,000	401,094
Playtika Holding Corp., 4.25%, 03/15/2029(b)	821,000	754,213
		1,155,307
METALS & MINING - 0.2%
GrafTech Finance, Inc., 4.63%, 12/15/2028(b)	127,000	84,872
GrafTech Global Enterprises, Inc., 9.88%, 12/15/2028(b)	468,000	375,447
		460,319
MIDSTREAM: STORAGE & TRANSPORT - 0.5%
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030(b)	290,000	304,225
3.88%, 11/01/2033(b)	510,000	457,640
Venture Global LNG, Inc., 8.13%, 06/01/2028(b)	712,000	742,838
		1,504,703
OIL & GAS: EQUIPMENT & SERVICES - 0.2%
Borr IHC Ltd. / Borr Finance LLC, 10.00%, 11/15/2028(b)	410,415	426,633
REAL ESTATE: HOMEBUILDING - 0.1%
LGI Homes, Inc., 8.75%, 12/15/2028(b)	380,000	407,229
TECHNOLOGY HARDWARE - 0.4%
Entegris, Inc., 4.75%, 04/15/2029(b)	1,005,000	991,439

The accompanying notes are an integral part of these financial statements.

15

Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Principal Value	Fair Value
CORPORATE BONDS - (Continued)
TECHNOLOGY: SOFTWARE & SERVICES - 1.1%
Elastic NV, 4.13%, 07/15/2029(b)	$844,000	$789,254
Gen Digital, Inc., 5.00%, 04/15/2025(b)	2,220,000	2,209,307
		2,998,561
TELECOM SERVICES: DIVERSIFIED - 0.3%
Altice France SA, 5.50%, 01/15/2028(b)	400,000	291,456
Iliad Holding SASU, 7.00%, 10/15/2028(b)	400,000	407,234
		698,690
TRANSPORTATION - 0.8%
Uber Technologies, Inc., 8.00%, 11/01/2026(b)	1,175,000	1,177,591
XPO, Inc.
6.25%, 06/01/2028(b)	758,000	776,018
7.13%, 06/01/2031(b)	264,000	276,647
		2,230,256
UTILITIES: PROPANE - 0.0%(c)
AmeriGas Partners LP/AmeriGas Finance Corp., 5.50%, 05/20/2025	146,000	145,600
TOTAL CORPORATE BONDS (Cost $35,130,097)		34,927,963
	Shares
SHORT-TERM INVESTMENTS - 5.0%(f)
Money Market Funds - 5.0%
First American Government Obligations Fund - Class X, 4.82%(d)	13,586,536	13,586,536
TOTAL SHORT-TERM INVESTMENTS (Cost $13,586,536)		13,586,536
TOTAL INVESTMENTS - 102.5% (Cost $281,866,297)		281,100,898
Liabilities in Excess of Other Assets - (2.5)%		(6,745,905)
TOTAL NET ASSETS - 100.0%		$274,354,993

Percentages are stated as a percent of net assets.
LIBOR - London Interbank Offered Rate
NV - Naamloze Vennootschap
PIK - Payment in Kind
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate
(a)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $31,416,834 or 11.5% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(e)
Rates for senior loans will typically have interest rates that redetermine periodically by reference to a base lending rate plus a spread. Senior loans that reference SOFR may be subject to a credit spread adjustment, particularly to legacy LIBOR bank loans that have transitioned to SOFR as the base lending rate.

(f)	All or a portion is posted as collateral for delayed settlement securities.
(g)	All or a portion of the loan is unfunded.
(h)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Shenkman Capital Management, Inc. Industries presented are at the discretion of Shenkman Capital Management, Inc. and therefore may not follow the exact naming convention prescribed by GICS.
The accompanying notes are an integral part of these financial statements.

16

Shenkman Capital Short Duration High Income Fund
Schedule of Investments
September 30, 2024

	Principal Amount	Fair Value
CORPORATE BONDS - 86.3%(e)
Aerospace & Defense - 1.8%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029(a)	$960,000	$ 999,526
Bombardier, Inc.
7.13%, 06/15/2026(a)	2,565,000	2,606,668
7.88%, 04/15/2027(a)	1,000,000	1,003,257
TransDigm, Inc.
5.50%, 11/15/2027	13,683,000	13,646,907
6.38%, 03/01/2029(a)	8,041,000	8,317,844
Triumph Group, Inc., 9.00%, 03/15/2028 (a)	6,027,000	6,329,700
		32,903,902
Auto Retail - 1.6%
Global Auto Holdings Ltd./AAG FH UK Ltd., 8.38%, 01/15/2029(a)	5,265,000	5,097,356
Group 1 Automotive, Inc., 4.00%, 08/15/2028(a)	5,741,000	5,483,964
Lithia Motors, Inc., 4.63%, 12/15/2027 (a)	7,670,000	7,504,313
Penske Automotive Group, Inc., 3.50%, 09/01/2025	12,118,000	11,924,366
		30,009,999
Automotive - 8.3%
Adient Global Holdings Ltd.
4.88%, 08/15/2026(a)	6,692,000	6,638,556
7.00%, 04/15/2028(a)	3,035,000	3,128,706
Allison Transmission, Inc., 4.75%, 10/01/2027(a)	11,389,000	11,214,448
American Axle & Manufacturing, Inc.
6.25%, 03/15/2026	971,000	976,050
6.50%, 04/01/2027	12,662,000	12,702,708
Clarios Global LP / Clarios US Finance Co.
6.25%, 05/15/2026(a)	19,377,000	19,386,764
8.50%, 05/15/2027(a)	13,543,000	13,608,331
Dana Financing Luxembourg Sarl, 5.75%, 04/15/2025(a)	5,131,000	5,135,152
Dana, Inc.
5.38%, 11/15/2027	8,296,000	8,236,465
5.63%, 06/15/2028	1,193,000	1,170,826
Ford Motor Co., 9.63%, 04/22/2030	1,956,000	2,318,677
Ford Motor Credit Co. LLC
5.13%, 06/16/2025	8,815,000	8,814,494
3.38%, 11/13/2025	8,955,000	8,786,556
7.89% (SOFR + 2.95%), 03/06/2026	3,675,000	3,769,225
6.95%, 06/10/2026	6,162,000	6,345,566
3.82%, 11/02/2027	1,005,000	968,716

	Principal Amount	Fair Value
Goodyear Tire & Rubber Co.
9.50%, 05/31/2025	$6,408,000	$ 6,438,098
5.00%, 05/31/2026	7,622,000	7,511,050
IHO Verwaltungs GmbH, 4.75% (5.50% PIK), 09/15/2026(a)	8,264,000	8,097,691
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/2025(a)	5,576,000	5,569,655
Patrick Industries, Inc., 7.50%, 10/15/2027(a)	5,306,000	5,328,142
Phinia, Inc., 6.75%, 04/15/2029(a)	2,060,000	2,128,954
ZF North America Capital, Inc.
4.75%, 04/29/2025(a)	3,790,000	3,759,296
6.88%, 04/14/2028(a)	2,775,000	2,820,044
		154,854,170
Building Products - 1.5%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/2028(a)	4,203,000	4,399,793
Eco Material Technologies, Inc., 7.88%, 01/31/2027(a)	5,970,000	6,038,774
Herc Holdings, Inc.
5.50%, 07/15/2027(a)	10,479,000	10,474,290
6.63%, 06/15/2029(a)	2,919,000	3,025,208
Standard Industries, Inc., 5.00%, 02/15/2027(a)	4,010,000	3,980,409
		27,918,474
Chemicals - 1.8%
Consolidated Energy Finance SA, 6.50%, 05/15/2026(a)	890,000	880,469
INEOS Finance PLC
6.75%, 05/15/2028(a)	3,202,000	3,238,086
7.50%, 04/15/2029(a)	1,072,000	1,122,053
Methanex Corp.
4.25%, 12/01/2024	4,906,000	4,892,241
5.13%, 10/15/2027	1,981,000	1,962,397
NOVA Chemicals Corp., 5.25%, 06/01/2027(a)	3,325,000	3,291,401
Olympus Water US Holding Corp.
7.13%, 10/01/2027(a)	3,162,000	3,231,400
9.75%, 11/15/2028(a)	5,401,000	5,771,309
SCIH Salt Holdings, Inc., 4.88%, 05/01/2028(a)	2,869,000	2,768,372
SCIL IV LLC / SCIL USA Holdings LLC, 5.38%, 11/01/2026(a)	2,910,000	2,877,846
SNF Group SACA, 3.13%, 03/15/2027 (a)	1,085,000	1,036,727
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.38%, 09/01/2025(a)	1,018,000	898,970
WR Grace Holdings LLC, 4.88%, 06/15/2027(a)	1,000,000	986,727
		32,957,998

The accompanying notes are an integral part of these financial statements.

17

Shenkman Capital Short Duration High Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Principal Amount	Fair Value
CORPORATE BONDS - (Continued)
Commercial Services - 3.6%
Aramark Services, Inc.
5.00%, 04/01/2025(a)	$12,445,000	$ 12,446,450
5.00%, 02/01/2028(a)	2,446,000	2,440,576
Camelot Finance SA, 4.50%, 11/01/2026 (a)	9,268,000	9,141,226
Garda World Security Corp.
4.63%, 02/15/2027(a)	644,000	632,833
9.50%, 11/01/2027(a)	5,174,000	5,184,767
7.75%, 02/15/2028(a)	3,107,000	3,223,742
Iron Mountain, Inc.
4.88%, 09/15/2027(a)	12,234,000	12,151,358
5.00%, 07/15/2028(a)	1,000,000	987,781
7.00%, 02/15/2029(a)	1,504,000	1,569,003
OPENLANE, Inc., 5.13%, 06/01/2025(a)	5,938,000	5,925,572
SS&C Technologies, Inc., 5.50%, 09/30/2027(a)	13,727,000	13,735,098
		67,438,406
Construction & Engineering - 0.7%
Pike Corp., 5.50%, 09/01/2028(a)	1,948,000	1,909,679
Williams Scotsman, Inc.
6.13%, 06/15/2025(a)	8,333,000	8,331,875
6.63%, 06/15/2029(a)	2,364,000	2,436,093
		12,677,647
Environmental & Facilities Services - 1.3%
Clean Harbors, Inc., 4.88%, 07/15/2027 (a)	2,495,000	2,463,189
GFL Environmental, Inc.
3.75%, 08/01/2025(a)	12,656,000	12,567,185
5.13%, 12/15/2026(a)	7,045,000	7,034,091
4.00%, 08/01/2028(a)	2,094,000	2,014,166
		24,078,631
Financials: Consumer Finance - 3.4%
Ally Financial, Inc.
5.75%, 11/20/2025	4,439,000	4,464,966
7.10%, 11/15/2027	10,054,000	10,659,863
6.99% to 06/13/2028 then SOFR + 3.26%, 06/13/2029	1,456,000	1,539,334
goeasy Ltd.
4.38%, 05/01/2026(a)	5,663,000	5,590,110
9.25%, 12/01/2028(a)	4,564,000	4,927,290
7.63%, 07/01/2029(a)	3,325,000	3,450,286
Navient Corp.
5.88%, 10/25/2024	1,000,000	1,000,336
6.75%, 06/25/2025	9,082,000	9,144,702
6.75%, 06/15/2026	1,617,000	1,654,191
5.00%, 03/15/2027	5,050,000	5,009,979

	Principal Amount	Fair Value
OneMain Finance Corp.
7.13%, 03/15/2026	$7,515,000	$ 7,684,065
3.50%, 01/15/2027	1,381,000	1,321,086
7.88%, 03/15/2030	2,507,000	2,623,064
SLM Corp., 3.13%, 11/02/2026	5,285,000	5,090,076
		64,159,348
Financials: Diversified - 2.0%
Aircastle Ltd.
5.25%, 08/11/2025(a)	4,810,000	4,814,055
6.50%, 07/18/2028(a)	4,575,000	4,799,402
Block, Inc., 2.75%, 06/01/2026	4,154,000	4,030,948
Castlelake Aviation Finance DAC, 5.00%, 04/15/2027(a)	2,175,000	2,188,428
Credit Acceptance Corp., 9.25%, 12/15/2028(a)	1,050,000	1,124,075
Macquarie Airfinance Holdings Ltd.
8.38%, 05/01/2028(a)	9,424,000	9,925,649
6.40%, 03/26/2029(a)	1,090,000	1,136,988
8.13%, 03/30/2029(a)	2,587,000	2,742,872
5.15%, 03/17/2030(a)	2,265,000	2,272,388
Starwood Property Trust, Inc.
3.75%, 12/31/2024(a)	1,383,000	1,376,249
3.63%, 07/15/2026(a)	2,809,000	2,715,130
		37,126,184
Financials: Insurance - 0.6%
Acrisure LLC / Acrisure Finance, Inc.
8.25%, 02/01/2029(a)	1,000,000	1,032,647
8.50%, 06/15/2029(a)	1,636,000	1,709,800
AmWINS Group, Inc., 6.38%, 02/15/2029(a)	3,980,000	4,079,607
AssuredPartners, Inc., 5.63%, 01/15/2029(a)	1,123,000	1,082,408
GTCR AP Finance, Inc., 8.00%, 05/15/2027(a)	2,683,000	2,684,822
		10,589,284
Financials: Thrifts & Mortgages - 2.9%
Nationstar Mortgage Holdings, Inc.
5.00%, 02/01/2026(a)	7,092,000	7,063,541
6.00%, 01/15/2027(a)	7,406,000	7,414,517
6.50%, 08/01/2029(a)	3,344,000	3,402,895
PennyMac Financial Services, Inc.
5.38%, 10/15/2025(a)	9,158,000	9,150,007
7.88%, 12/15/2029(a)	1,195,000	1,275,291
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/2026(a)	13,972,000	13,433,129
United Wholesale Mortgage LLC
5.50%, 11/15/2025(a)	10,028,000	10,018,405
5.75%, 06/15/2027(a)	2,737,000	2,721,583
		54,479,368

The accompanying notes are an integral part of these financial statements.

18

Shenkman Capital Short Duration High Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Principal Amount	Fair Value
CORPORATE BONDS - (Continued)
Food & Beverage - 0.3%
Darling Ingredients, Inc., 5.25%, 04/15/2027(a)	$2,500,000	$ 2,489,383
Post Holdings, Inc.
5.63%, 01/15/2028(a)	660,000	666,212
5.50%, 12/15/2029(a)	2,999,000	2,979,731
		6,135,326
Healthcare: Equipment & Supplies - 0.2%
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/2029(a)	2,417,000	2,493,916
Teleflex, Inc., 4.25%, 06/01/2028(a)	2,006,000	1,945,310
		4,439,226
Healthcare: Facilities - 4.0%
Acadia Healthcare Co., Inc.
5.50%, 07/01/2028(a)	4,980,000	4,854,104
5.00%, 04/15/2029(a)	926,000	883,820
CHS/Community Health Systems, Inc., 5.63%, 03/15/2027(a)	12,497,000	12,307,437
Encompass Health Corp., 5.75%, 09/15/2025	511,000	510,094
HCA, Inc.
7.69%, 06/15/2025	658,000	670,083
7.58%, 09/15/2025	2,251,000	2,308,231
Heartland Dental LLC / Heartland Dental Finance Corp., 10.50%, 04/30/2028(a)	6,636,000	7,109,213
Legacy LifePoint Health LLC, 4.38%, 02/15/2027(a)	2,576,000	2,527,515
Prime Healthcare Services, Inc., 9.38%, 09/01/2029(a)	1,397,000	1,444,515
Select Medical Corp., 6.25%, 08/15/2026(a)	11,639,000	11,719,193
Tenet Healthcare Corp.
6.25%, 02/01/2027	24,925,000	24,984,969
5.13%, 11/01/2027	5,212,000	5,196,347
		74,515,521
Healthcare: Life Sciences - 1.5%
Catalent Pharma Solutions, Inc., 5.00%, 07/15/2027(a)	3,610,000	3,595,111
IQVIA, Inc.
5.00%, 10/15/2026(a)	22,510,000	22,469,543
5.00%, 05/15/2027(a)	1,981,000	1,974,271
		28,038,925
Healthcare: Pharma & Biotech - 1.3%
Bausch Health Cos., Inc.
5.50%, 11/01/2025(a)	2,751,000	2,694,741
9.00%, 12/15/2025(a)	3,515,000	3,384,056

	Principal Amount	Fair Value
Teva Pharmaceutical Finance Netherlands III BV
7.13%, 01/31/2025	$3,721,000	$ 3,726,224
3.15%, 10/01/2026	15,566,000	14,974,276
		24,779,297
Healthcare: REITs - 0.8%
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 08/01/2026	10,305,000	9,847,862
5.00%, 10/15/2027	894,000	804,248
Sabra Health Care LP, 5.13%, 08/15/2026	5,090,000	5,120,742
		15,772,852
Industrial Machinery - 1.7%
Enpro, Inc., 5.75%, 10/15/2026	11,006,000	10,934,218
Esab Corp., 6.25%, 04/15/2029(a)	1,813,000	1,864,475
Madison IAQ LLC, 4.13%, 06/30/2028 (a)	4,364,000	4,214,702
Regal Rexnord Corp., 6.05%, 02/15/2026	7,441,000	7,558,639
TK Elevator US Newco, Inc., 5.25%, 07/15/2027(a)	4,157,000	4,116,637
WESCO Distribution, Inc., 6.38%, 03/15/2029(a)	2,700,000	2,793,347
		31,482,018
Leisure: Casinos & Gaming - 7.1%
Allwyn Entertainment Financing UK PLC, 7.88%, 04/30/2029(a)	3,650,000	3,848,998
Boyd Gaming Corp., 4.75%, 12/01/2027	3,777,000	3,741,908
Caesars Entertainment, Inc.
8.13%, 07/01/2027(a)	22,562,000	23,038,731
4.63%, 10/15/2029(a)	2,749,000	2,616,356
Churchill Downs, Inc.
5.50%, 04/01/2027(a)	14,372,000	14,330,160
4.75%, 01/15/2028(a)	2,177,000	2,136,075
International Game Technology PLC
4.13%, 04/15/2026(a)	18,997,000	18,763,736
6.25%, 01/15/2027(a)	11,350,000	11,595,330
Light & Wonder International, Inc., 7.00%, 05/15/2028(a)	13,923,000	14,060,378
MGM Resorts International
5.75%, 06/15/2025	6,078,000	6,101,844
4.63%, 09/01/2026	427,000	424,577
5.50%, 04/15/2027	1,385,000	1,390,655
Penn Entertainment, Inc., 5.63%, 01/15/2027(a)	7,521,000	7,454,437
Raptor Acquisition Corp. / Raptor Co.-Issuer LLC, 4.88%, 11/01/2026(a)	4,033,000	3,917,566
Station Casinos LLC, 4.50%, 02/15/2028(a)	4,766,000	4,605,599

The accompanying notes are an integral part of these financial statements.

19

Shenkman Capital Short Duration High Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Principal Amount	Fair Value
CORPORATE BONDS - (Continued)
Leisure: Casinos & Gaming - (Continued)
VICI Properties LP / VICI Note Co., Inc.
4.63%, 06/15/2025(a)	$5,805,000	$ 5,776,743
4.50%, 09/01/2026(a)	2,405,000	2,396,451
4.25%, 12/01/2026(a)	5,240,000	5,193,433
3.75%, 02/15/2027(a)	1,255,000	1,225,175
		132,618,152
Leisure: Hotels - 7.2%
Carnival Corp.
5.75%, 03/01/2027(a)	2,766,000	2,804,069
7.88%, 06/01/2027	1,180,000	1,254,977
7.00%, 08/15/2029(a)	5,757,000	6,121,712
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(a)	16,093,000	17,397,434
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.38%, 04/15/2027	2,855,000	2,848,866
Hilton Domestic Operating Co., Inc., 5.38%, 05/01/2025(a)	4,980,000	4,976,473
Marriott Ownership Resorts, Inc.
4.75%, 01/15/2028	1,654,000	1,590,764
4.50%, 06/15/2029(a)	1,856,000	1,747,379
NCL Corp. Ltd.
3.63%, 12/15/2024(a)	5,186,000	5,181,628
5.88%, 02/15/2027(a)	3,270,000	3,283,479
8.38%, 02/01/2028(a)	2,044,000	2,148,491
8.13%, 01/15/2029(a)	880,000	942,120
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 5.88%, 10/01/2028(a)	4,393,000	4,389,683
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/2027	5,565,000	5,502,719
7.25%, 07/15/2028(a)	2,904,000	3,041,104
RLJ Lodging Trust LP, 3.75%, 07/01/2026(a)	12,301,000	12,030,558
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026(a)	2,642,000	2,614,062
5.50%, 08/31/2026(a)	8,099,000	8,182,063
5.38%, 07/15/2027(a)	7,328,000	7,397,059
Sabre GLBL, Inc., 8.63%, 06/01/2027(a)	4,775,000	4,685,854
Service Properties Trust
5.25%, 02/15/2026	5,242,000	5,156,315
4.75%, 10/01/2026	687,000	660,867
5.50%, 12/15/2027	1,421,000	1,354,226
Six Flags Entertainment Corp., 5.50%, 04/15/2027(a)	3,600,000	3,580,297
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025(a)	2,681,000	2,688,949

	Principal Amount	Fair Value
Travel + Leisure Co.
6.60%, 10/01/2025(d)	$3,498,000	$ 3,535,606
6.63%, 07/31/2026(a)	9,610,000	9,797,530
6.00%, 04/01/2027	1,435,000	1,453,976
Viking Cruises Ltd., 5.88%, 09/15/2027 (a)	1,873,000	1,873,026
VOC Escrow Ltd., 5.00%, 02/15/2028(a)	2,362,000	2,336,514
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028(a)	3,588,000	3,464,106
		134,041,906
Leisure: Restaurants - 1.0%
1011778 BC ULC / New Red Finance, Inc., 4.38%, 01/15/2028(a)	3,506,000	3,410,424
CEC Entertainment LLC, 6.75%, 05/01/2026(a)	7,405,000	7,360,888
Dave & Buster's, Inc., 7.63%, 11/01/2025(a)	8,680,000	8,693,723
		19,465,035
Media: Broadcasting - 3.3%
Graham Holdings Co., 5.75%, 06/01/2026(a)	4,145,000	4,147,376
Nexstar Media, Inc., 5.63%, 07/15/2027 (a)	8,791,000	8,714,612
Sirius XM Radio, Inc.
3.13%, 09/01/2026(a)	12,260,000	11,848,422
5.00%, 08/01/2027(a)	14,843,000	14,613,186
4.00%, 07/15/2028(a)	1,900,000	1,794,099
TEGNA, Inc.
4.75%, 03/15/2026(a)	3,590,000	3,546,506
4.63%, 03/15/2028	3,897,000	3,733,211
Univision Communications, Inc., 6.63%, 06/01/2027(a)	13,936,000	13,999,269
		62,396,681
Media: Cable & Satellite - 3.5%
C&W Senior Finance Ltd., 6.88%, 09/15/2027(a)	10,625,000	10,597,357
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026(a)	19,036,000	19,013,868
5.13%, 05/01/2027(a)	7,237,000	7,127,962
5.00%, 02/01/2028(a)	2,730,000	2,657,708
Connect Finco Sarl / Connect US Finco LLC
6.75%, 10/01/2026(a)	6,711,000	6,711,000
9.00%, 09/15/2029(a)	4,278,000	4,147,026
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027(a)	3,751,000	3,687,110
DISH DBS Corp., 5.88%, 11/15/2024	2,448,000	2,434,474

The accompanying notes are an integral part of these financial statements.

20

Shenkman Capital Short Duration High Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Principal Amount	Fair Value
CORPORATE BONDS - (Continued)
Media: Cable & Satellite - (Continued)
Sable International Finance Ltd., 5.75%, 09/07/2027(a)	$4,478,000	$ 4,470,810
Viasat, Inc., 5.63%, 09/15/2025(a)	5,100,000	5,083,289
		65,930,604
Media: Diversified - 1.3%
Match Group Holdings II LLC
5.00%, 12/15/2027(a)	7,316,000	7,254,916
5.63%, 02/15/2029(a)	1,014,000	1,015,081
McGraw-Hill Education, Inc., 5.75%, 08/01/2028(a)	4,917,000	4,862,949
Neptune Bidco US, Inc., 9.29%, 04/15/2029(a)	2,570,000	2,523,348
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 08/15/2027(a)	9,221,000	9,175,468
		24,831,762
Media: Entertainment - 1.6%
Live Nation Entertainment, Inc.
4.88%, 11/01/2024(a)	11,376,000	11,363,732
5.63%, 03/15/2026(a)	9,423,000	9,432,029
6.50%, 05/15/2027(a)	500,000	510,297
4.75%, 10/15/2027(a)	6,479,000	6,387,634
Playtika Holding Corp., 4.25%, 03/15/2029(a)	1,660,000	1,524,963
		29,218,655
Metals & Mining - 0.3%
Alcoa Nederland Holding BV, 5.50%, 12/15/2027(a)	3,363,000	3,378,552
Novelis Corp., 3.25%, 11/15/2026(a)	2,000,000	1,931,678
		5,310,230
Midstream: Storage & Transport - 3.7%
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.00%, 07/15/2029(a)	2,400,000	2,496,785
Buckeye Partners LP
4.35%, 10/15/2024	2,094,000	2,096,659
4.13%, 03/01/2025(a)	8,367,000	8,304,277
3.95%, 12/01/2026	4,209,000	4,089,654
Energy Transfer LP, 5.63%, 05/01/2027 (a)	1,799,000	1,809,101
EQM Midstream Partners LP
6.00%, 07/01/2025(a)	3,214,000	3,221,955
7.50%, 06/01/2027(a)	7,341,000	7,562,059
6.38%, 04/01/2029(a)	256,000	264,533
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 01/15/2027	1,568,000	1,606,389
Kinetik Holdings LP, 6.63%, 12/15/2028 (a)	400,000	415,719
NuStar Logistics LP, 5.75%, 10/01/2025	9,099,000	9,120,028

	Principal Amount	Fair Value
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(a)	$1,440,000	$ 1,507,065
Sunoco LP, 7.00%, 05/01/2029(a)	3,472,000	3,630,604
Sunoco LP / Sunoco Finance Corp.
6.00%, 04/15/2027	2,341,000	2,350,942
7.00%, 09/15/2028(a)	9,279,000	9,624,105
Venture Global LNG, Inc.
8.13%, 06/01/2028(a)	5,542,000	5,782,032
9.50%, 02/01/2029(a)	4,896,000	5,503,667
		69,385,574
Packaging - 2.0%
Berry Global, Inc.
4.50%, 02/15/2026(a)	7,539,000	7,450,942
4.88%, 07/15/2026(a)	10,054,000	10,054,058
5.63%, 07/15/2027(a)	55,000	54,996
Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 09/30/2026	943,000	928,778
Crown Americas LLC / Crown Americas Capital Corp. VI, 4.75%, 02/01/2026	8,670,000	8,648,556
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026	2,293,000	2,415,815
LABL, Inc., 6.75%, 07/15/2026(a)	4,184,000	4,183,171
Mativ Holdings, Inc., 8.00%, 10/01/2029 (a)	1,275,000	1,302,777
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2027(a)	1,744,000	1,801,956
Sealed Air Corp.
5.50%, 09/15/2025(a)	205,000	205,346
4.00%, 12/01/2027(a)	810,000	785,853
		37,832,248
Paper & Forest Products - 0.1%
Glatfelter Corp., 4.75%, 11/15/2029(a)	934,000	839,558
Real Estate: Homebuilding - 0.4%
LGI Homes, Inc., 8.75%, 12/15/2028(a)	800,000	857,325
M/I Homes, Inc., 4.95%, 02/01/2028	1,409,000	1,386,271
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 02/15/2028	582,000	569,758
Taylor Morrison Communities, Inc.
5.88%, 06/15/2027(a)	1,189,000	1,214,825
5.75%, 01/15/2028(a)	890,000	906,302
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	3,334,000	3,353,130
		8,287,611
Real Estate: Management - 0.2%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028(a)	2,836,000	2,876,283

The accompanying notes are an integral part of these financial statements.

21

Shenkman Capital Short Duration High Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Principal Amount	Fair Value
CORPORATE BONDS - (Continued)
Retail: Food & Drug - 1.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.25%, 03/15/2026(a)	$3,565,000	$ 3,450,446
7.50%, 03/15/2026(a)	13,468,000	13,607,434
4.63%, 01/15/2027(a)	2,325,000	2,267,798
6.50%, 02/15/2028(a)	5,260,000	5,367,341
US Foods, Inc., 6.88%, 09/15/2028(a)	3,278,000	3,420,622
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024	2,500,000	2,493,426
3.45%, 06/01/2026	1,187,000	1,142,728
		31,749,795
Retailing - 0.8%
Bath & Body Works, Inc., 9.38%, 07/01/2025(a)	6,442,000	6,629,056
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/2029(a)	1,000,000	961,733
PetSmart, Inc. / PetSmart Finance Corp.
4.75%, 02/15/2028(a)	4,716,000	4,525,805
7.75%, 02/15/2029(a)	1,700,000	1,679,859
Wayfair LLC, 7.25%, 10/31/2029(a)	1,115,000	1,145,490
		14,941,943
Technology Hardware - 1.0%
Seagate HDD Cayman
4.75%, 01/01/2025	3,428,000	3,415,245
8.25%, 12/15/2029	4,194,000	4,561,424
Western Digital Corp., 4.75%, 02/15/2026	9,962,000	9,922,128
		17,898,797
Technology: Software & Services - 3.5%
Cloud Software Group, Inc., 6.50%, 03/31/2029(a)	2,821,000	2,804,752
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026(a)	6,557,000	6,532,792
6.50%, 10/15/2028(a)	2,294,000	2,294,801
Fair Isaac Corp., 4.00%, 06/15/2028(a)	2,000,000	1,936,883
Gen Digital, Inc.
5.00%, 04/15/2025(a)	7,902,000	7,863,937
6.75%, 09/30/2027(a)	11,994,000	12,336,728
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 5.25%, 12/01/2027 (a)	2,960,000	2,951,580
Open Text Corp., 6.90%, 12/01/2027(a)	8,475,000	8,946,727
PTC, Inc., 3.63%, 02/15/2025(a)	8,277,000	8,258,391
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/2026 (a)	10,719,000	10,617,426
		64,544,017

	Principal Amount	Fair Value
Telecom Services: Diversified - 2.5%
Altice France SA, 8.13%, 02/01/2027(a)	$2,070,000	$ 1,694,406
Cogent Communications Group LLC, 3.50%, 05/01/2026(a)	6,857,000	6,690,230
Frontier Communications Holdings LLC
5.88%, 10/15/2027(a)	1,420,000	1,427,111
5.00%, 05/01/2028(a)	1,079,000	1,071,728
8.75%, 05/15/2030(a)	2,700,000	2,879,636
Iliad Holding SASU
6.50%, 10/15/2026(a)	6,402,000	6,477,390
7.00%, 10/15/2028(a)	2,384,000	2,427,112
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027(a)	2,609,000	2,388,964
SBA Communications Corp., 3.88%, 02/15/2027	2,500,000	2,438,092
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 10.50%, 02/15/2028(a)	4,729,000	5,050,718
Videotron Ltd., 5.13%, 04/15/2027(a)	11,684,000	11,654,010
Ziggo Bond Co. BV, 6.00%, 01/15/2027 (a)	2,710,000	2,710,740
		46,910,137
Telecom Services: Wireless - 0.1%
Sprint Capital Corp., 6.88%, 11/15/2028	1,578,000	1,724,263
Sprint LLC, 7.63%, 03/01/2026	660,000	682,286
		2,406,549
Transportation - 2.2%
GXO Logistics, Inc., 6.25%, 05/06/2029	629,000	661,978
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/2027(a)	3,897,850	3,949,302
RXO, Inc., 7.50%, 11/15/2027(a)	2,247,000	2,319,443
Uber Technologies, Inc.
8.00%, 11/01/2026(a)	22,503,000	22,552,619
7.50%, 09/15/2027(a)	4,220,000	4,308,915
XPO, Inc., 6.25%, 06/01/2028(a)	6,124,000	6,269,574
		40,061,831
Utilities: Power - 2.3%
Calpine Corp.
5.25%, 06/01/2026(a)	10,638,000	10,606,673
4.50%, 02/15/2028(a)	1,000,000	976,496
NRG Energy, Inc., 6.63%, 01/15/2027	7,986,000	8,003,369

The accompanying notes are an integral part of these financial statements.

22

Shenkman Capital Short Duration High Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Principal Amount	Fair Value
CORPORATE BONDS - (Continued)
Utilities: Power - (Continued)
Vistra Operations Co. LLC
5.50%, 09/01/2026(a)	$6,639,000	$ 6,641,573
5.63%, 02/15/2027(a)	10,641,000	10,631,802
5.00%, 07/31/2027(a)	5,520,000	5,497,786
		42,357,699
Utilities: Propane - 1.2%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.50%, 05/20/2025	5,831,000	5,815,006
5.88%, 08/20/2026	7,030,000	6,975,794
5.75%, 05/20/2027	5,418,000	5,320,950
9.38%, 06/01/2028(a)	3,531,000	3,711,459
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/2027	1,177,000	1,176,158
		22,999,367
TOTAL CORPORATE BONDS (Cost $1,588,143,092)		1,611,261,010
BANK LOANS - 9.0%(f)
Aerospace & Defense - 0.3%
TransDigm, Inc., Senior Secured First Lien, 7.35% (3 mo. SOFR US + 2.75%), 08/24/2028	4,918,975	4,922,443
Automotive - 0.2%
First Brands Group LLC, Senior Secured First Lien
10.78% (3 mo. SOFR US + 5.00%), 03/30/2027	2,819,193	2,794,088
10.78% (3 mo. SOFR US + 5.00%), 03/30/2027	1,672,186	1,657,554
		4,451,642
Building Products - 0.1%
Standard Industries, Inc., Senior Secured First Lien, 7.03% (1 mo. SOFR US + 2.00%), 09/22/2028	1,987,472	1,994,001
Commercial Services - 0.9%
AlixPartners LLP, Senior Secured First Lien, 7.57% (1 mo. SOFR US + 2.50%), 02/04/2028	4,562,522	4,572,788
Dun & Bradstreet Corp., Senior Secured First Lien, 7.61% (1 mo. SOFR US + 2.75%), 01/18/2029	7,741,010	7,743,177
Garda World Security Corp., Senior Secured First Lien, 8.60% (1 mo. SOFR US + 3.50%), 02/01/2029	4,861,868	4,867,338
		17,183,303

	Principal Amount	Fair Value
Environmental & Facilities Services - 0.1%
Reworld Holding Corp., Senior Secured First Lien
7.35% (1 mo. SOFR US + 2.50%), 11/30/2028	$ 1,960,094	$ 1,963,926
7.59% (6 mo. SOFR US + 2.50%), 11/30/2028	153,145	153,445
7.59% (6 mo. SOFR US + 2.50%), 11/30/2028	38,384	38,459
		2,155,830
Financials: Diversified - 0.6%
Ascensus Holdings, Inc., Senior Secured First Lien, 8.57% (1 mo. SOFR US + 3.50%), 08/02/2028	4,052,075	4,057,160
Castlelake Aviation One DAC, Senior Secured First Lien, 7.45% (3 mo. SOFR US + 2.50%), 10/22/2026	4,839,246	4,855,603
Corp. Service Co., Senior Secured First Lien, 7.95% (1 mo. SOFR US + 2.50%), 11/03/2027	1,078,846	1,078,846
Edelman Financial Engines Center LLC, Senior Secured Second Lien, 10.10% (1 mo. SOFR US + 5.25%), 10/06/2028	1,700,000	1,699,295
		11,690,904
Financials: Insurance - 0.8%
Acrisure LLC, Senior Secured First Lien, 7.96% (1 mo. SOFR US + 3.00%), 02/16/2027	9,493,260	9,483,387
Asurion LLC, Senior Secured First Lien
8.32% (1 mo. SOFR US + 3.25%), 12/23/2026	3,363,803	3,364,914
8.61% (1 mo. Term SOFR + 3.25%), 07/30/2027	1,806,320	1,783,994
9.05% (1 mo. SOFR US + 4.00%), 08/21/2028	1,090,460	1,074,300
		15,706,595
Food & Beverage - 0.2%
Delivery Hero Finco LLC, Senior Secured First Lien, 10.10% (3 mo. SOFR US + 5.00%), 12/12/2029	4,745,479	4,773,003
Healthcare: Equipment & Supplies - 0.5%
AthenaHealth Group, Inc., Senior Secured First Lien, 8.50% (1 mo. SOFR US + 3.25%), 02/15/2029	2,990,702	2,977,005
Medline Borrower LP, Senior Secured First Lien, 7.60% (1 mo. SOFR US + 2.75%), 10/23/2028	3,616,336	3,621,887

The accompanying notes are an integral part of these financial statements.

23

Shenkman Capital Short Duration High Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Principal Amount	Fair Value
BANK LOANS - (Continued)
Healthcare: Equipment & Supplies - (Continued)
Waystar Technologies, Inc., Senior Secured First Lien, 7.60% (1 mo. SOFR US + 2.75%), 10/22/2029	$2,631,327	$ 2,636,273
		9,235,165
Healthcare: Facilities - 0.3%
Global Medical Response, Inc., Senior Secured First Lien, 9.71% (0.75% PIK) (1 mo. SOFR US + 4.75%), 10/02/2028	2,250,191	2,240,876
Select Medical Corp., Senior Secured First Lien, 8.25% (1 mo. SOFR US + 3.00%), 03/05/2027	1,867,070	1,876,788
Surgery Center Holdings, Inc., Senior Secured First Lien, 7.67% (1 mo. SOFR US + 2.75%), 12/19/2030	2,376,060	2,380,337
		6,498,001
Healthcare: Life Sciences - 0.4%
Catalent Pharma Solutions, Inc., Senior Secured First Lien
7.15% (1 mo. SOFR US + 2.00%), 02/22/2028	2,302,225	2,303,307
7.92% (1 mo. SOFR US + 3.00%), 02/22/2028	4,398,102	4,406,349
		6,709,656
Healthcare: Pharma & Biotech - 0.3%
Jazz Financing Lux Sarl, Senior Secured First Lien, 7.10% (1 mo. SOFR US + 2.25%), 05/05/2028	6,349,358	6,349,929
Industrial Machinery - 0.2%
Vertiv Group Corp., Senior Secured First Lien, 7.20% (1 mo. SOFR US + 2.00%), 03/02/2027	3,693,621	3,700,546
Leisure: Hotels - 0.3%
Carnival Corp., Senior Secured First Lien, 8.00% (1 mo. SOFR US + 2.75%), 10/18/2028	1,796,992	1,802,796
Hilton Grand Vacations Borrower LLC, Senior Secured First Lien, 7.46% (1 mo. SOFR US + 2.50%), 08/02/2028	1,794,388	1,786,170
Sabre GLBL, Inc., Senior Secured First Lien, 10.05% (1 mo. SOFR US + 5.00%), 06/30/2028	1,508,000	1,438,790
		5,027,756
Leisure: Restaurants- 0.7%
IRB Holding Corp., Senior Secured First Lien, 8.20% (1 mo. SOFR US + 2.75%), 12/15/2027	12,278,077	12,276,358

	Principal Amount	Fair Value
Media: Broadcasting - 0.2%
Univision Communications, Inc., Senior Secured First Lien, 8.32% (1 mo. SOFR US + 3.25%), 03/13/2026	$ 3,972,255	$ 3,975,869
Media: Diversified - 0.1%
McGraw-Hill Education, Inc., Senior Secured First Lien, 8.70% (3 mo. SOFR US + 4.00%), 08/06/2031	1,133,541	1,139,209
Media: Entertainment - 0.9%
Playtika Holding Corp., Senior Secured First Lien, 7.82% (1 mo. SOFR US + 2.75%), 03/13/2028	5,650,765	5,620,901
UFC Holdings LLC, Senior Secured First Lien, 8.55% (3 mo. SOFR US + 2.75%), 04/29/2026	3,741,555	3,749,244
William Morris Endeavor Entertainment LLC, Senior Secured First Lien
7.82% (1 mo. SOFR US + 2.75%), 05/19/2025	4,217,549	4,225,457
7.82% (1 mo. SOFR US + 2.75%), 05/19/2025	2,027,755	2,031,557
7.82% (1 mo. SOFR US + 2.75%), 05/19/2025	385,012	385,734
7.82% (1 mo. SOFR US + 2.75%), 05/19/2025	185,111	185,458
		16,198,351
Retailing - 0.2%
PetSmart LLC, Senior Secured First Lien, 8.80% (1 mo. SOFR US + 3.75%), 02/14/2028	3,579,704	3,554,449
Technology Hardware - 0.3%
Synaptics, Inc., Senior Secured First Lien, 7.79% (1 mo. SOFR US + 2.25%), 12/04/2028	5,496,248	5,492,126
Technology: Software & Services - 0.9%
Cloud Software Group, Inc., Senior Secured First Lien
8.60% (3 mo. SOFR US + 4.00%), 03/29/2029	2,997,080	2,988,328
8.60% (3 mo. SOFR US + 4.00%), 03/29/2029	7,530	7,509
MH Sub I LLC, Senior Secured First Lien, 9.10% (1 mo. SOFR US + 4.25%), 05/03/2028	5,563,815	5,535,189

The accompanying notes are an integral part of these financial statements.

24

Shenkman Capital Short Duration High Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Principal Amount	Fair Value
BANK LOANS - (Continued)
Technology: Software & Services - (Continued)
Polaris Newco LLC, Senior Secured First Lien, 9.63% (3 mo. SOFR US + 4.00%), 06/05/2028	$8,751,492	$ 8,617,069
		17,148,095
Telecom Services: Diversified - 0.1%
Frontier Communications Holdings LLC, Senior Secured First Lien, 8.76% (3 mo. SOFR US + 3.50%), 07/01/2031	1,475,125	1,488,033
Transportation - 0.3%
AAdvantage Loyalty IP Ltd., Senior Secured First Lien, 10.56% (3 mo. SOFR US + 4.75%), 04/20/2028	4,189,409	4,313,332
SkyMiles IP Ltd., Senior Secured First Lien, 9.03% (3 mo. SOFR US + 3.75%), 10/20/2027	543,485	554,219
		4,867,551
Utilities: Power - 0.1%
Calpine Corp., Senior Secured First Lien, 6.85% (1 mo. SOFR US + 2.00%), 12/16/2027	2,245,000	2,238,691
TOTAL BANK LOANS (Cost $168,553,503)		168,777,506
CONVERTIBLE BONDS - 1.2%
Healthcare: Equipment & Supplies - 0.1%
Teladoc Health, Inc., 1.25%, 06/01/2027	2,051,000	1,781,294
Leisure: Hotels - 0.4%
Marriott Vacations Worldwide Corp., 6.09%, 01/15/2026(b)	3,135,000	2,924,935
Sabre GLBL, Inc., 4.00%, 04/15/2025	2,047,000	2,037,788
TripAdvisor, Inc., 0.25%, 04/01/2026	1,527,000	1,425,262
		6,387,985
Technology: Software & Services- 0.7%
DigitalOcean Holdings, Inc., 8.11%, 12/01/2026(b)	9,522,000	8,455,536
Pegasystems, Inc., 0.75%, 03/01/2025	912,000	896,040
Perficient, Inc., 0.13%, 11/15/2026	4,213,000	4,151,911
		13,503,487
TOTAL CONVERTIBLE BONDS (Cost $21,062,927)		21,672,766

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 0.9%(e)
Money Market Funds - 0.9%
First American Government Obligations Fund - Class X, 4.82%(c)	16,464,346	$16,464,346
TOTAL SHORT-TERM INVESTMENTS (Cost $16,464,346)		16,464,346
TOTAL INVESTMENTS - 97.4% (Cost $1,794,223,868)		1,818,175,628
Other Assets in Excess of Liabilities - 2.6%		48,764,147
TOTAL NET ASSETS - 100.0%		$1,866,939,775

Percentages are stated as a percent of net assets.
PIK - Payment in Kind
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $1,237,854,313 or 66.3% of the Fund’s net assets.

(b)	Zero coupon bonds make no periodic interest payments. Rate shown is the weighted average amortized yield as of September 30, 2024.
(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(d)	Step-up bond; pays one interest rate for a certain period and a different rate thereafter.
(e)	All or a portion is posted as collateral for delayed settlement securities.
(f)
Rates for senior loans will typically have interest rates that redetermine periodically by reference to a base lending rate plus a spread. Senior loans that reference SOFR may be subject to a credit spread adjustment, particularly to legacy LIBOR bank loans that have transitioned to SOFR as the base lending rate.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Shenkman Capital Management, Inc. Industries presented are at the discretion of Shenkman Capital Management, Inc. and therefore may not follow the exact naming convention prescribed by GICS.
The accompanying notes are an integral part of these financial statements.

25

SHENKMAN CAPITAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2024

	Shenkman Capital Floating Rate High Income Fund	Shenkman Capital Short Duration High Income Fund
ASSETS:
Investments, at value (cost $281,866,297 and $1,794,223,868, respectively)	$281,100,898	$1,818,175,628
Cash	5,429	157
Receivables
Securities sold	6,714,957	35,212,006
Interest	2,430,320	27,982,883
Fund shares sold	347,789	9,210,663
Prepaid expenses	26,345	102,691
Total assets	290,625,738	1,890,684,028
LIABILITIES:
Payables
Securities purchased	15,875,991	16,129,580
Fund shares redeemed	70,970	1,906,886
Distributions payable	173,455	4,428,610
Administration and accounting expenses	25,722	108,891
Advisory fees (Note 4)	74,221	817,927
Audit	27,300	30,600
Transfer agent fees and expenses	9,233	64,516
Compliance fees	1,042	1,042
Printing and mailing	6,149	28,534
Legal	1,625	1,625
Shareholder servicing fees	353	55,357
12b-1 distribution fees	—	148,657
Custody fees	1,936	19,460
Trustee fees and expenses	1,694	1,694
Other accrued expenses and other liabilities	1,054	874
Total liabilities	16,270,745	23,744,253
NET ASSETS	$274,354,993	$1,866,939,775
NET ASSETS CONSIST OF:
Capital stock	$299,340,463	$1,887,951,768
Total accumulated deficit	(24,985,470)	(21,011,993)
Total net assets	$274,354,993	$1,866,939,775
NET ASSETS
Class A:
Net assets applicable to outstanding Class A shares	—	$32,783,894
Shares issued and outstanding	—	3,317,356
Net asset value, redemption price per share(1)	—	$9.88
Maximum offering price per share (net asset value divided by 97.00%)	—	$10.19

The accompanying notes are an integral part of these financial statements.

26

SHENKMAN CAPITAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2024(Continued)

	Shenkman Capital Floating Rate High Income Fund	Shenkman Capital Short Duration High Income Fund
Class C:
Net assets applicable to outstanding Class C shares	—	$22,665,720
Shares issued and outstanding	—	2,301,551
Net asset value, offering price and redemption price per share(1)	—	$9.85
Class F:
Net assets applicable to outstanding Class F shares	$10,792,620	$762,692,900
Shares issued and outstanding	$1,179,316	77,377,219
Net asset value, offering price and redemption price per share(1)	$9.15	$9.86
Institutional Class:
Net assets applicable to outstanding Institutional Class shares	$263,562,373	$1,048,797,261
Shares issued and outstanding	28,799,755	106,275,504
Net asset value, offering price and redemption price per share(1)	$9.15	$9.87

(1)	A redemption fee of 1.00% is assessed against shares redeemed within 30 days of purchase.
The accompanying notes are an integral part of these financial statements.

27

SHENKMAN CAPITAL FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended Ended September 30, 2024

	Shenkman Capital Floating Rate High Income Fund	Shenkman Capital Short Duration High Income Fund
INVESTMENT INCOME:
Interest income	$23,611,819	$118,955,633
Consent and term loan fee income	139,398	712,926
Total investment income	23,751,217	119,668,559
EXPENSES:
Investment advisory fees (Note 4)	1,351,551	10,207,323
Administration and accounting fees (Note 4)	304,860	1,220,270
Transfer agent fees and expenses (Note 4)	120,672	651,319
Federal and state registration fees	38,660	125,347
Audit fees	27,300	30,599
Reports to shareholders	21,367	76,207
Custody fees (Note 4)	22,905	109,316
Trustee fees and expenses	19,304	18,844
Chief Compliance Officer fees (Note 4)	12,500	12,500
Miscellaneous expenses	9,345	25,549
Insurance expense	7,390	29,311
Legal fees	9,267	8,867
Service fees - Class A (Note 6)	—	17,234
Service fees - Class C (Note 6)	—	11,559
Service fees - Class F (Note 6)	2,258	553,756
12b-1 distribution fees - Class A (Note 5)	—	69,038
12b-1 distribution fees - Class C (Note 5)	—	215,718
Total expenses before advisory fee waiver	1,947,379	13,382,757
Advisory fee recoupment/(waiver) by Advisor (Note 4)	(485,445)	(452,254)
Net expenses	1,461,934	12,930,503
NET INVESTMENT INCOME	22,289,283	106,738,056
NET REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized loss on investments	(2,848,774)	(2,132,614)
Change in unrealized appreciation/depreciation on investments	3,263,927	56,448,961
Net realized and unrealized gain on investments	415,153	54,316,347
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,704,436	$161,054,403

The accompanying notes are an integral part of these financial statements.

28

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2024	2023
OPERATIONS:
Net investment income	$22,289,283	$22,912,805
Net realized loss on investments	(2,848,774)	(5,635,402)
Change in unrealized appreciation/depreciation on investments	3,263,927	15,725,745
Net increase in net assets resulting from operations	22,704,436	33,003,148
DISTRIBUTIONS TO SHAREHOLDERS:
Class F	(842,215)	(762,241)
Institutional Class	(21,554,060)	(22,010,261)
Total distributions	(22,396,275)	(22,772,502)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class F	2,970,835	6,914,839
Institutional Class	22,876,124	47,076,543
Proceeds from shares issued to holders in reinvestment of dividends:
Class F	652,004	705,077
Institutional Class	19,292,510	18,514,960
Cost of shares redeemed:
Class F	(2,798,873)	(7,113,416)
Institutional Class	(62,054,611)	(82,336,061)
Redemption fees retained:
Class F	182	294
Institutional Class	4,706	8,178
Net decrease in net assets derived from capital share transactions	(19,057,123)	(16,229,586)
TOTAL DECREASE IN NET ASSETS	(18,748,962)	(5,998,940)
NET ASSETS:
Beginning of period	293,103,955	299,102,895
End of year	$274,354,993	$293,103,955
CHANGES IN SHARES OUTSTANDING:
Shares sold:
Class F	324,177	760,238
Institutional Class	2,489,604	5,190,582
Shares issued to holders as reinvestment of dividends:
Class F	71,280	78,031
Institutional Class	2,109,021	2,048,535
Shares redeemed:
Class F	(305,386)	(784,375)
Institutional Class	(6,775,482)	(9,102,540)
Net decrease in shares outstanding	(2,086,786)	(1,809,529)

The accompanying notes are an integral part of these financial statements.

29

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2024	2023
OPERATIONS:
Net investment income	$106,738,056	$76,561,652
Net realized loss on investments	(2,132,614)	(23,139,973)
Change in unrealized appreciation/depreciation on investments	56,448,961	65,221,376
Net increase in net assets resulting from operations	161,054,403	118,643,055
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,566,288)	(1,034,024)
Class C	(1,032,667)	(699,829)
Class F	(46,686,772)	(38,077,343)
Institutional Class	(57,643,525)	(36,437,362)
Total distributions	(106,929,252)	(76,248,558)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class A	22,246,388	10,804,489
Class C	8,318,323	7,315,741
Class F	338,941,604	477,580,347
Institutional Class	570,102,388	178,124,165
Proceeds from shares issued to holders in reinvestment of dividends:
Class A	861,768	493,032
Class C	597,548	345,521
Class F	22,825,682	17,376,094
Institutional Class	31,028,586	26,039,542
Cost of shares redeemed:
Class A	(12,224,883)	(11,847,737)
Class C	(5,417,149)	(5,195,575)
Class F	(419,665,944)	(401,743,737)
Institutional Class	(315,814,736)	(208,559,114)
Redemption fees retained:
Class A	134	46
Class C	105	36
Class F	3,902	1,530
Institutional Class	4,868	1,501
Net increase in net assets derived from capital share transactions	241,808,584	90,735,881
TOTAL INCREASE IN NET ASSETS	295,933,735	133,130,378
NET ASSETS:
Beginning of period	1,571,006,040	1,437,875,662
End of year	$1,866,939,775	$1,571,006,040

The accompanying notes are an integral part of these financial statements.

30

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Year Ended September 30,
	2024	2023
CHANGES IN SHARES OUTSTANDING:
Shares sold:
Class A	$2,279,003	$1,128,525
Class C	858,165	769,034
Class F	34,776,272	49,996,967
Institutional Class	58,419,935	18,624,644
Shares issued to holders as reinvestment of dividends:
Class A	88,230	51,502
Class C	61,434	36,194
Class F	2,343,754	1,819,274
Institutional Class	3,184,111	2,724,334
Shares redeemed:
Class A	(1,251,092)	(1,236,421)
Class C	(555,834)	(545,272)
Class F	(42,999,513)	(42,107,107)
Institutional Class	(32,256,518)	(21,870,090)
Net increase in shares outstanding	24,947,947	9,391,584

The accompanying notes are an integral part of these financial statements.

31

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
Class F
For a share outstanding throughout each year

	Year Ended September 30,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$9.14	$8.83	$9.50	$9.22	$9.56
Income from investment operations:
Net investment income(1)	0.76	0.69	0.37	0.30	0.41
Net realized and unrealized gain/(loss) on investments	0.01	0.31	(0.67)	0.29	(0.34)
Total from investment operations	0.77	1.00	(0.30)	0.59	0.07
Less distributions:
From net investment income	(0.76)	(0.69)	(0.37)	(0.31)	(0.42)
Total distributions	(0.76)	(0.69)	(0.37)	(0.31)	(0.42)
Redemption fees retained	0.00(1)(2)	0.00(1)(2)	0.00(1)(2)	0.00(1)(2)	0.01(1)
Net asset value, end of year	$9.15	$9.14	$8.83	$9.50	$9.22
TOTAL RETURN	8.77%	11.75%	−3.26%	6.44%	1.04%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (thousands)	$10,793	$9,956	$9,141	$10,312	$2,265
Ratio of expenses to average net assets:
Before advisory fee waiver	0.74%	0.72%	0.71%	0.82%	0.78%
After advisory fee waiver	0.56%	0.56%	0.54%	0.60%	0.56%
Ratio of net investment income to average net assets:
Before advisory fee waiver	8.05%	7.51%	3.78%	2.92%	4.12%
After advisory fee waiver	8.23%	7.67%	3.95%	3.14%	4.34%
Portfolio turnover rate	70%	40%	39%	59%	47%

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.

32

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
Institutional Class
For a share outstanding throughout each year

	Year Ended September 30,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$9.14	$8.83	$9.50	$9.22	$9.56
Income from investment operations:
Net investment income(1)	0.76	0.70	0.37	0.31	0.40
Net realized and unrealized gain/(loss) on investments	0.01	0.31	(0.67)	0.28	(0.32)
Total from investment operations	0.77	1.01	(0.30)	0.59	0.08
Less distributions:
From net investment income	(0.76)	(0.70)	(0.37)	(0.31)	(0.42)
Total distributions	(0.76)	(0.70)	(0.37)	(0.31)	(0.42)
Redemption fees retained	0.00(1)(2)	0.00(1)(2)	0.00(1)(2)	0.00(1)(2)	0.00(1)(2)
Net asset value, end of year	$9.15	$9.14	$8.83	$9.50	$9.22
TOTAL RETURN	8.79%	11.77%	−3.26%	6.48%	0.94%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (thousands)	$263,562	$283,148	$289,962	$277,303	$230,854
Ratio of expenses to average net assets:
Before advisory fee waiver	0.72%	0.70%	0.71%	0.76%	0.76%
After advisory fee waiver	0.54%	0.54%	0.54%	0.54%	0.54%
Ratio of net investment income to average net assets:
Before advisory fee waiver	8.07%	7.52%	3.83%	3.05%	4.14%
After advisory fee waiver	8.25%	7.68%	4.00%	3.27%	4.36%
Portfolio turnover rate	70%	40%	39%	59%	47%

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.

33

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
Class A
For a share outstanding throughout each year

	Year Ended September 30,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$9.58	$9.30	$10.09	$9.93	$10.06
Income from investment operations:
Net investment income(1)	0.53	0.45	0.30	0.26	0.31
Net realized and unrealized gain/(loss) on investments	0.31	0.28	(0.79)	0.16	(0.13)
Total from investment operations	0.84	0.73	(0.49)	0.42	0.18
Less distributions:
From net investment income	(0.54)	(0.45)	(0.30)	(0.26)	(0.31)
Total distributions	(0.54)	(0.45)	(0.30)	(0.26)	(0.31)
Redemption fees retained	0.00(1)(2)	0.00(1)(2)	0.00(1)(2)	0.00(1)(2)	0.00(1)(2)
Net asset value, end of year	$9.88	$9.58	$9.30	$10.09	$9.93
TOTAL RETURN	8.93%	7.99%	−4.99%	4.25%	1.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (thousands)	$32,784	$21,087	$20,992	$20,580	$15,946
Ratio of expenses to average net assets:
Before advisory fee recoupment/waiver	0.99%	0.96%	0.96%	0.98%	1.02%
After advisory fee recoupment/waiver	0.96%	0.96%	0.95%	0.96%	0.97%
Ratio of net investment income to average net assets:
Before advisory fee recoupment/waiver	5.46%	4.76%	3.03%	2.59%	3.06%
After advisory fee recoupment/waiver	5.49%	4.76%	3.04%	2.61%	3.11%
Portfolio turnover rate	59%	51%	50%	80%	100%

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.

34

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
Class C
For a share outstanding throughout each year

	Year Ended September 30,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$9.55	$9.27	$10.06	$9.90	$10.03
Income from investment operations:
Net investment income(1)	0.46	0.38	0.23	0.19	0.23
Net realized and unrealized gain/(loss) on investments	0.30	0.28	(0.80)	0.15	(0.12)
Total from investment operations	0.76	0.66	(0.57)	0.34	0.11
Less distributions:
From net investment income	(0.46)	(0.38)	(0.22)	(0.18)	(0.24)
Total distributions	(0.46)	(0.38)	(0.22)	(0.18)	(0.24)
Redemption fees retained	0.00(1)(2)	0.00(1)(2)	0.00(1)(2)	0.00(1)(2)	0.00(1)(2)
Net asset value, end of year	$9.85	$9.55	$9.27	$10.06	$9.90
TOTAL RETURN	8.16%	7.23%	−5.71%	3.49%	1.10%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (thousands)	$22,666	$18,502	$15,554	$16,546	$13,615
Ratio of expenses to average net assets:
Before advisory fee recoupment/waiver	1.73%	1.70%	1.70%	1.73%	1.77%
After advisory fee recoupment/waiver	1.70%	1.70%	1.69%	1.71%	1.72%
Ratio of net investment income to average net assets:
Before advisory fee recoupment/waiver	4.72%	4.03%	2.30%	1.84%	2.32%
After advisory fee recoupment/waiver	4.75%	4.03%	2.31%	1.86%	2.37%
Portfolio turnover rate	59%	51%	50%	80%	100%

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.

35

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
Class F
For a share outstanding throughout each year

	Year Ended September 30,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$9.56	$9.28	$10.06	$9.91	$10.04
Income from investment operations:
Net investment income(1)	0.56	0.47	0.32	0.28	0.33
Net realized and unrealized gain/(loss) on investments	0.30	0.28	(0.78)	0.15	(0.13)
Total from investment operations	0.86	0.75	(0.46)	0.43	0.20
Less distributions:
From net investment income	(0.56)	(0.47)	(0.32)	(0.28)	(0.33)
Total distributions	(0.56)	(0.47)	(0.32)	(0.28)	(0.33)
Redemption fees retained	0.00(1)(2)	0.00(1)(2)	0.00(1)(2)	0.00(1)(2)	0.00(1)(2)
Net asset value, end of year	$9.86	$9.56	$9.28	$10.06	$9.91
TOTAL RETURN	9.21%	8.25%	−4.79%	4.49%	2.09%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (thousands)	$762,693	$795,530	$682,182	$671,520	$446,802
Ratio of expenses to average net assets:
Before advisory fee recoupment/ waiver	0.74%	0.73%	0.74%	0.76%	0.79%
After advisory fee recoupment/ waiver	0.71%	0.73%	0.73%	0.74%	0.74%
Ratio of net investment income to average net assets:
Before advisory fee recoupment/ waiver	5.70%	5.00%	3.27%	2.81%	3.29%
After advisory fee recoupment/ waiver	5.73%	5.00%	3.28%	2.83%	3.34%
Portfolio turnover rate	59%	51%	50%	80%	100%

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.

36

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
Institutional Class
For a share outstanding throughout each year

	Year Ended September 30,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$9.57	$9.29	$10.07	$9.92	$10.05
Income from investment operations:
Net investment income(1)	0.57	0.49	0.33	0.29	0.34
Net realized and unrealized gain/(loss) on investments	0.30	0.27	(0.79)	0.15	(0.13)
Total from investment operations	0.87	0.76	(0.46)	0.44	0.21
Less distributions:
From net investment income	(0.57)	(0.48)	(0.32)	(0.29)	(0.34)
Total distributions	(0.57)	(0.48)	(0.32)	(0.29)	(0.34)
Redemption fees retained	0.00(1)(2)	0.00(1)(2)	0.00(1)(2)	0.00(1)(2)	0.00(1)(2)
Net asset value, end of year	$9.87	$9.57	$9.29	$10.07	$9.92
TOTAL RETURN	9.28%	8.32%	−4.62%	4.47%	2.18%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (thousands)	$1,048,797	$724,207	$719,148	$620,753	$274,166
Ratio of expenses to average net assets:
Before advisory fee recoupment/ waiver	0.68%	0.65%	0.66%	0.67%	0.70%
After advisory fee recoupment/ waiver	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets:
Before advisory fee recoupment/ waiver	5.77%	5.07%	3.38%	2.89%	3.38%
After advisory fee recoupment/ waiver	5.80%	5.07%	3.39%	2.91%	3.43%
Portfolio turnover rate	59%	51%	50%	80%	100%

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.

37

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024
NOTE 1 – ORGANIZATION
The Shenkman Capital Short Duration High Income Fund (the “Short Duration High Income Fund”) and the Shenkman Capital Floating Rate High Income Fund (the “Floating Rate High Income Fund”) (each a “Fund” and collectively, the “Funds”) are diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”
The Short Duration High Income Fund commenced operations on October 31, 2012. The Floating Rate High Income Fund commenced operations on October 15, 2014. The primary investment objective of the Funds is to seek a high level of current income. The Short Duration High Income Fund currently offers Class A, Class C, Class F, and Institutional Class shares. Class F shares became available for purchase on May 17, 2013, while Class C shares became available for purchase on January 28, 2014.
The Floating Rate High Income Fund currently offers Class F and Institutional Class shares. Institutional Class shares became available for purchase on October 15, 2014 and Class F shares became available for purchase on March 1, 2017.
Each class of shares differs principally in its respective distribution expenses, service fees and sales charges on Class A and contingent deferred sales charge (“CDSC”) for Class C. Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Securities Transactions, Income, and Distributions – Securities transactions are accounted for on the trade date. Securities sold are determined on a specific identification process. Interest income is recorded on an accrual basis. The Funds may receive other income, such as amendment fees, consent fees and commitment fees. These fees are recorded as income when the Funds become aware of their existence and are included in consent and term loan fee income in the statements of operations. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

38

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
Each Fund distributes substantially all of its net investment income, if any, monthly, and net realized capital gains, if any, annually. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of a Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.
Each Fund is charged for those expenses that are directly attributable to that Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
Securities Purchased on a When-Issued Basis – The Funds may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month. The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in a Fund’s net asset value. During the period between purchase and settlement, no payment is made by the Funds and no interest accrues to the Funds. At the time of settlement, the market value of the security may be more or less than the purchase price.
Redemption Fees – The Funds charge a 1% redemption fee to shareholders who redeem shares held for 30 days or less. Such fees are retained by the Funds and accounted for as an addition to paid-in capital. Redemption fees retained are disclosed in the statements of changes.
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.
Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Funds did not have any reclassification of capital account adjustments for the year ended September 30, 2024
Bridge Loan Commitments – In connection with floating rate loan interests, the Funds may also enter into bridge loan commitments. Bridge loan commitments may obligate the Funds to furnish temporary financing to a borrower until permanent financing can be arranged. At September 30, 2024, the Funds did not have any outstanding bridge loan commitments.
Unfunded Loan Commitments – Unfunded loan commitments are contractual obligations for funding to a borrower. At September 30, 2024, the Floating Rate High Income Fund and the Short Duration High Income Fund had $94,857 and $0, respectively, in outstanding unfunded loan commitments.
Events Subsequent to the Fiscal Period End – In preparing the financial statements as of September 30, 2024, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

39

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.
Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Bank Loan Obligations – Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans. These securities will generally be classified in Level 2 of the fair value hierarchy.
Debt Securities – Debt securities, such as corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Debt securities having a maturity of 60 days or less are valued at the evaluated mean between the bid and asked price. These securities will generally be classified in Level 2 of the fair value hierarchy.
Equity Securities – Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.
Short-Term Securities – Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

40

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
Restricted Securities – The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At September 30, 2024, the Funds held securities issued pursuant to Rule 144A under the Securities Act of 1933. All Rule 144A securities have been classified as liquid under the Funds’ liquidity risk management program.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment advisor, Shenkman Capital Management, Inc. (“Advisor”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Advisor, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ securities as of September 30, 2024:
Floating Rate High Income Fund

	Level 1	Level 2	Level 3	Total
Investments:
Bank Loans	$—	$232,586,399	$—	$232,586,399
Corporate Bonds	—	34,927,963	—	34,927,963
Money Market Funds	13,586,536	—	—	13,586,536
Total Investments	$13,586,536	$267,514,362	$—	$281,100,898

Refer to the Schedule of Investments for further disaggregation of investment categories.
Short Duration High Income Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$1,611,261,010	$—	$1,611,261,010
Bank Loans	—	168,777,506	—	168,777,506
Convertible Bonds	—	21,672,766	—	21,672,766
Money Market Funds	16,464,346	—	—	16,464,346
Total Investments	$16,464,346	$1,801,711,282	$—	$1,818,175,628

Refer to the Schedule of Investments for further disaggregation of investment categories.
The following is a reconciliation of the Floating Rate High Income Fund’s Level 3 investments for which significant unobservable inputs were used in determining fair value. The Short Duration High Income Fund did not hold Level 3 investments at September 30, 2024, and as such no reconciliation is presented.

41

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
Floating Rate High Income Fund
Level 3 Reconciliation Disclosure

Bank Loans
Balance as of September 30, 2023	$635,325
Change in unrealized appreciation/(depreciation)	809
Transfer out at September 30, 2024	(636,134)
Balance as of September 30, 2024	$—
Change in unrealized appreciation/(depreciation) during the period for Level 3 investments held at September 30, 2024	$—

At September 30, 2024, the Floating Rate High Income Fund did not hold any Level 3 securities.
The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Funds. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Each Fund is considered a limited derivatives user under the Trust Policy and therefore, is required to limit its derivatives exposure to no more than 10% of the Fund's net assets. At September 30, 2024, the Floating Rate High Income Fund and the Short Duration High Income Fund had derivative exposure of 3.60% and 1.08%, respectively, of each Fund's Net Asset Value. The exposure was due to unsettled bank loans held for more than 35 days.
Accounting Pronouncements – In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022.  ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.
In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. The Funds have implemented these requirements as of the compliance date of July 24, 2024.
In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the Fund’s financial statements.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Funds have an investment advisory agreement with the Advisor pursuant to which the Advisor is responsible for providing investment management services to each Fund. The Advisor furnishes all investment advice, office space

42

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
and facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly, based upon the average daily net assets of the Funds at the annual rates of:

Floating Rate High Income Fund	0.50%
Short Duration High Income Fund	0.55%

For the year ended September 30, 2024, the Floating Rate High Income Fund and the Short Duration High Income Fund incurred $1,351,551 and $10,207,323, respectively, in advisory fees. Advisory fees payable to the Advisor at September, 30, 2024 for the Floating Rate High Income Fund and the Short Duration High Income Fund were $74,221 and $817,927, respectively. The amounts shown on the statements of assets and liabilities are net amounts due to the Advisor.
Each Fund is responsible for its own operating expenses, including Rule 12b-1 fees, shareholder servicing plan fees, custodian fees, taxes, transfer agency fees, interest and other customary Fund expenses. However, the Advisor has contractually agreed to waive all or a portion of its management fees and pay Floating Rate High Income Fund and Short Duration High Income Fund expenses in order to limit each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, taxes, interest expense, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) to the following amounts of the average daily net assets:

Floating Rate High Income Fund:	0.54%
Short Duration High Income Fund:	0.65%

Any such reduction made by the Advisor in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause a Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board review and approval. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the year ended September 30, 2024, the Advisor reduced its fees in the amount of $485,445 for the Floating Rate High Income Fund and in the amount of $482,885 for the Short Duration High Income Fund. The Floating Rate High Income Fund and the Short Duration High Income Fund reimbursed the Advisor $0 and $30,631, respectively, during the year ended September 30, 2024. The Advisor may recapture portions of the amounts shown below no later than the corresponding dates:

	9/30/2025	9/30/2026	9/30/2027	Total
Floating Rate High Income Fund	$524,312	$464,935	$485,445	$1,474,692
Short Duration High Income Fund	62,257	49,094	482,885	594,236

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds. The Custodian is an affiliate of Fund Services. Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board. The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the year ended September 30, 2024, are disclosed in the statements of operations.
Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as
ACA Group (“ACA”).

43

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN
The Short Duration High Income Fund adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Short Duration High Income Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Short Duration High Income Fund’s Class A shares and up to 1.00% of the average daily net assets of the Short Duration High Income Fund’s Class C shares. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the year ended September 30, 2024, the Short Duration High Income Fund incurred distribution expenses on its Class A and Class C shares of $69,038 and $215,718, respectively.
NOTE 6 – SHAREHOLDER SERVICING FEE
The Funds entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services. As compensation for the provision of shareholder services, the Funds may pay servicing fees at an annual rate of up to 0.10% of the average daily net assets of the Class A, Class C, and Class F shares. Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of each Fund and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the year ended September 30, 2024, the Floating Rate High Income Fund’s Class F shares incurred $2,258 in shareholder servicing fees. For the year ended September 30, 2024, the Class A, Class C and Class F shares of the Short Duration High Income Fund incurred $17,234, $11,559 and $553,756, respectively, in shareholder servicing fees.
NOTE 7 – PURCHASES AND SALES OF SECURITIES
For the year ended September 30, 2024, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Purchases	Sales
Floating Rate High Income Fund	$186,017,338	$207,577,161
Short Duration High Income Fund	1,269,431,561	1,035,779,869

The Funds had no purchases or sales of U.S. government obligations during the year ended September 30, 2024.
NOTE 8 – LINES OF CREDIT
The Floating Rate High Income Fund has a secured line of credit in the amount of $40,000,000 or 20% of the market value or 33% of the fair value of the unencumbered assets of the Fund. The Short Duration High Income Fund has a secured line of credit in the amount of $150,000,000 or 20% of the market value or 33% of the fair value of the unencumbered assets of the Fund. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank N.A. During the year ended September 30, 2024, neither the Floating Rate High Income Fund nor the Short Duration High Income Fund drew upon their lines of credit. At September 30, 2024, neither of the Funds had any outstanding loan amounts.

44

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of September 30, 2024, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Floating Rate High Income Fund	Short Duration High Income Fund
Cost of investments	$281,938,896	$1,794,441,502
Gross unrealized appreciation	2,755,572	27,834,956
Gross unrealized depreciation	(3,593,570)	(4,100,830)
Net unrealized appreciation/(depreciation)	(837,998)	23,734,126
Undistributed ordinary income	231,106	4,722,090
Total distributable earnings	231,106	4,722,090
Other accumulated losses	(24,378,578)	(49,468,209)
Total accumulated earnings/(losses)	$(24,985,470)	$(21,011,993)

At September 30, 2024, the Funds had tax basis capital losses to offset future gains as follows:

	Capital Loss Carryover
	Long-Term	Short-Term	Total	Expiration Date
Floating Rate High Income Fund	$23,049,867	$1,155,256	$24,205,123	No Expiration
Short Duration High Income Fund	32,064,595	12,975,004	45,039,599	No Expiration

The tax character of distributions paid during the year ended September 30, 2024 and the year ended September 30, 2023 were as follows:
Floating Rate High Income Fund

	Year Ended September 30,
	2024	2023
Ordinary income	$ 22,396,275	$22,772,502
Total distributions paid	$22,396,275	$22,772,502

Short Duration High Income Fund

	Year Ended September 30,
	2024	2023
Ordinary income	$106,929,252	$76,248,558
Total distributions paid	$106,929,252	$76,248,558

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended September 30, 2024.
NOTE 10 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At September 30, 2024, the Short Duration High Income Fund did not have any percentage of control ownership positions greater than 25%. At September 30, 2024 the Floating Rate High Income Fund's percentage of control ownership positions greater than 25% was as follows:

Fund	Shareholder	Percent of Shares Held
Floating Rate High Income Fund	National Financial Services LLC	36.42%

45

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
NOTE 11 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks. The following risks apply to both Funds, unless specifically noted.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors, which has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.
High Yield Risk. Bonds and loans rated below BBB by S&P or Baa by Moody’s (commonly referred to as “junk bonds or loans”) typically carry higher coupon rates than investment grade bonds, but also are described as speculative by both S&P and Moody’s and may be subject to greater market price fluctuations, less liquidity and greater risk of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans. Lower-rated bonds and loans also are more likely to be sensitive to adverse economic or company developments and more subject to price fluctuations in response to changes in interest rates. The market for lower-rated debt issues generally is thinner and less active than that for higher quality instruments, which may limit a Fund’s ability to sell such instruments at fair value in response to changes in the economy or financial markets. During periods of economic downturn or rising interest rates, highly leveraged issuers of lower- rated instruments may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default.
Bank Loan Risk. A Fund’s investments in assignments of secured and unsecured bank loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, a Fund will depend primarily upon the creditworthiness of the borrower, whose financial condition may be troubled or highly leveraged, for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, such Fund’s share price could be adversely affected. A Fund may invest in loans that are rated by a nationally recognized statistical rating organization or are unrated, and may invest in loans of any credit quality, including “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested. In addition, certain bank loans in which a Fund may invest may be illiquid and, therefore, difficult to value and/or sell at a price that is beneficial to the Fund. A Fund, as a participant in a loan, has no direct claim on the loan and would be a creditor of the lender, and not the borrower, in the event of a borrower’s insolvency or default. Transactions in many loans settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale (i.e., more than seven days after the sale). As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations until potentially a substantial period after the sale of the loans. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

46

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
Counterparty Risk. Each Fund may establish relationships to obtain financing and prime brokerage services that permit the Fund to trade in any variety of markets or asset classes over time. However, there can be no assurance that a Fund will be able to establish or maintain such relationships, which could prevent the Fund from trading at optimal rates and terms. Moreover, a disruption in the financing and prime brokerage services provided by any such relationships could have an impact on a Fund’s business due to the Fund’s reliance on such counterparties.When a Fund enters into a contract directly with dealer counterparties, the Fund is exposed to the risk that a counterparty will not settle a transaction in accordance with its terms because of a solvency or liquidity problem with the counterparty. Delays in settlement may also result from disputes over the terms of the contract (whether or not bona fide). In addition, each Fund may have a concentrated risk in a particular counterparty, which may mean that if such counterparty were to become insolvent or have a liquidity problem, losses would be greater than if the Fund had entered into contracts with multiple counterparties. If there is a default by a counterparty, a Fund under most normal circumstances will have contractual remedies pursuant to the agreements related to the transaction. However, exercising such contractual rights may involve delays or costs which could result in the net asset value of a Fund being less than if the Fund had not entered into the transaction. Furthermore, there is a risk that any of such counterparties could become insolvent and/or the subject of insolvency proceedings. In such case, the recovery of a Fund’s collateral from such counterparty or the payment of claims therefor may be significantly delayed and the Fund may recover substantially less than the full value of the collateral entrusted to such counterparty. In addition, there are a number of proposed rules that, if they were to go into effect, may impact the laws that apply to insolvency proceeding and may impact whether a Fund may terminate its agreement with an insolvent counterparty.
Credit Risk. A company may not be able to repay its debt. The Funds invest primarily in “high yield” securities and loans (i.e., rated below Baa3 or BBB- by one or more nationally recognized statistical rating organizations or are unrated but are of comparable credit quality to obligations rated below investment-grade). High yield securities and loans have greater credit risk than more highly rated debt obligations and have a greater possibility that an adverse change in the financial condition of the issuer or the economy may impair the ability of the issuer to make payments of principal and interest. Bankruptcy and similar laws applicable to issuers of the high yield securities and loans may also limit the amount of a Fund’s recovery if the issuer becomes insolvent. High yield securities and loans have historically experienced greater default rates than has been the case for investment-grade securities.
Impairment of Collateral Risk. The value of any collateral securing a bond or loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, a Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.
Interest Rate Risk. Each Fund’s investments in fixed-income instruments will change in value based on changes in interest rates. When interest rates decline, the value of a portfolio invested in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a portfolio investment in fixed-rate obligations can be expected to decline. Although the value of each Fund’s investments will vary, the fluctuations in value of a Fund’s investments in floating rate instruments should be minimized as a result of changes in market interest rates. However, because floating rates on loans and other instruments only reset periodically, changes in prevailing interest rates can still be expected to cause some fluctuation in the value of a Fund.Over the past several years, the Federal Reserve has maintained the level of interest rates at or near historic lows. However, more recently, interest rates have begun to increase as a result of action that has been taken by the Federal Reserve, which has raised, and may continue to raise, interest rates. If interest rates rise, a Fund’s yield may not increase proportionately, and the maturities of fixed income securities that have the ability to be prepaid or called by the issuer may be extended. Changing interest rates may have unpredictable effects on the markets and a Fund’s investments. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities. A Fund may be exposed to heightened interest rate risk as interest rates rise from historically low levels. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by a Fund.
Investment Risk. Neither Fund is a complete investment program and you may lose money by investing in the Funds. Each Fund invests primarily in debt obligations issued by non-investment grade companies that may have significant risks as a result of business, financial, market or legal uncertainties. There can be no assurance that the Advisor will correctly evaluate the nature and magnitude of the various factors that could affect the value of, and return

47

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
on, a Fund’s investments. Prices of the investments held by the Funds may be volatile, and a variety of other factors that are inherently difficult to predict, such as domestic or international economic and political developments, may significantly affect the results of a Fund’s activities and the value of its investments.
Liquidity Risk. Low or lack of trading volume may make it difficult to sell instruments held by the Funds at quoted market prices. The Funds’ investments may at any time consist of significant amounts of positions that are thinly traded or for which no market exists. For example, the investments held by a Fund may not be liquid in all circumstances so that, in volatile markets, the Advisor may not be able to close out a position without incurring a loss. The foregoing risks may be accentuated when the Funds are required to liquidate positions to meet withdrawal requests. Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Funds need to liquidate such loans. High yield bonds and loans generally trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which could have a negative impact on a Fund’s performance.
Convertible Bond Risk. Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risk and conversion value-related equity risk. Convertible bonds are similar to other fixed-income securities because they usually pay a fixed interest rate and are obligated to repay principal on a given date in the future. The market value of fixed-income securities tends to decline as interest rates increase. Convertible bonds are particularly sensitive to changes in interest rates when their conversion to equity feature is small relative to the interest and principal value of the bond. Convertible issuers may not be able to make principal and interest payments on the bond as they become due. Convertible bonds may also be subject to prepayment or redemption risk. If a convertible bond held by a Fund is called for redemption, the Fund will be required to surrender the security for redemption and convert it into the issuing company’s common stock or cash at a time that may be unfavorable to the Fund. Convertible securities have characteristics similar to common stocks especially when their conversion value is greater than the interest and principal value of the bond. The prices of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. When a convertible bond’s value is more closely tied to its conversion to stock feature, it is sensitive to the underlying stock’s price.
Foreign Instruments Risk. Foreign companies may differ from domestic companies in the same industry. Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to U.S. companies, and there may be less information available about foreign issuers. Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers. Investment in foreign issuers includes risks such as less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict a Fund’s’ investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; less developed legal structures governing private or foreign investment; and the imposition of foreign exchange limitations (including currency blockage). The exchange rates between the U.S. dollar and foreign currencies might fluctuate, which could negatively affect the value of a Fund’s investments.
Management Risk. Each Fund is an actively managed portfolio. The Advisor’s management practices and investment strategies might not work to produce the desired results. The success of a Fund is largely dependent upon the ability of the Advisor to manage the Fund and implement the Fund’s investment program. If a Fund were to lose the services of the Advisor or its senior officers, the Fund may be adversely affected. Additionally, if a Fund or any of the other accounts managed by the Advisor were to incur substantial losses or were subject to an unusually high level of redemptions or withdrawals, the revenues of the Advisor may decline substantially. Such losses and/or withdrawals may impair the Advisor’s ability to retain employees and its ability to provide the same level of service to a Fund as it has in the past and continue operations.
Market Risk. The prices of some or all of the instruments in which the Funds invest may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers. The success of each Fund’s activities will be affected by general economic and market conditions, such as

48

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
interest rates, availability of credit, credit defaults, inflation rates, commodity prices, economic uncertainty, changes in laws (including laws relating to taxation of each Fund’s investments), trade barriers, currency exchange controls, and national and international political circumstances (including wars, terrorist acts or security operations). These factors may affect the level and volatility of the prices and the liquidity of each Fund’s investments. Volatility or illiquidity could impair each Fund’s profitability or result in losses. The Funds may maintain substantial trading positions that can be adversely affected by the level of volatility in the financial markets. There can be no assurance that what is perceived as an investment opportunity will not, in fact, result in substantial losses. There is more risk that prices will go down for investors investing over short time horizons.
Leverage Risk. Any event that adversely affects the value of an investment, either directly or indirectly would be magnified to the extent that leverage is used. The cumulative effect of the use of leverage, directly or indirectly, in a market that moves adversely to the investments of the entity employing leverage could result in a loss to a Fund that would be greater than if leverage were not employed. Additionally, any leverage obtained, if terminated on short notice by the lender, could result in a Fund being forced to unwind positions quickly and at prices below what the Fund deems to be fair value for the positions.
Preferred Stock Risk. The value of preferred stocks may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Preferred stocks may be more volatile than fixed-income securities and are more correlated with the issuer’s underlying common stock than fixed-income securities. While most preferred stocks pay a dividend, the Funds may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend.
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for public securities. Rule 144A securities carry the risk that the trading market may not continue and the Funds might be unable to dispose of these securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.
U.S. Government Obligations Risk. Securities issued by U.S. government agencies or government- sponsored entities may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. government agencies or government-sponsored entities (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. government. If a government-sponsored entity is unable to meet its obligations, the performance of the Funds may be adversely impacted. U.S. government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk.
Initial Public Offering (“IPO”) and Unseasoned Company Risk. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. If a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As a Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Additionally, investments in unseasoned companies may involve greater risks, in part because they have limited product lines, markets and financial or managerial resources. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies. The level of risk will be increased to the extent that a Fund has significant exposure to smaller capitalized or unseasoned companies (those with less than a three-year operating history).
When-Issued Instruments Risk. When-issued instruments involve the risk that the price or yield obtained in a transaction (and therefore the value of an instrument) may be less favorable than the price or yield (and therefore the

49

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
value of an instrument) available in the market when the instruments’ delivery takes place. In addition, when a Fund engages in when-issued transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered advantageous.
Yankee Bond Risk. Yankee bonds are subject to the same risks as other debt issues, notably credit risk, market risk, currency and liquidity risk. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.
Principal Risks of Investing in the Floating Rate Fund
Collateralized Loan Obligations Risk. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Floating Rate Fund invests. Some CLOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CLOs are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for CLOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed-income securities, CLOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in CLOs that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.
Covenant Lite Loan Risk. Some covenant lite loans tend to have fewer or no financial maintenance covenants and restrictions. A covenant lite loan typically contains fewer clauses which allow an investor to proactively enforce financial covenants or prevent undesired actions by the borrower/issuer. Covenant lite loans also generally provide fewer investor protections if certain criteria are breached. The Floating Rate Fund may experience losses or delays in enforcing its rights on its holdings of covenant lite loans.
Investment Company Risk. If the Floating Rate Fund invests in shares of another mutual fund, shareholders will indirectly bear fees and expenses charged by the underlying mutual funds in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs. Furthermore, investments in other mutual funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.
LIBOR Replacement Risk. Certain variable-and floating-rate debt securities that the Floating Rate Fund may invest in are subject to rates that are or were previously tied to the London Interbank Offered Rate (“LIBOR”). LIBOR was a leading floating rate benchmark used in loans, notes, derivatives and other instruments or investments. As a result of benchmark reforms, publication of most LIBOR settings has ceased. Some LIBOR settings continue to be published, but only on a temporary, synthetic and non- representative basis. Regulated entities have generally ceased entering into new LIBOR contracts in connection with regulatory guidance or prohibitions. Replacement rates that have been identified include the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities, and the Sterling Overnight Index Average Rate (“SONIA”), which is intended to replace GBP LIBOR and measures the overnight interest rate paid by banks for unsecured transactions in the sterling market, although other replacement rates could be adopted by market participants. The unavailability or replacement of LIBOR may affect the value, liquidity or return on, and may cause increased volatility in markets for, certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Accordingly, the potential effect of the transition away from LIBOR on the Fund or the debt securities or other instruments based on LIBOR in which the Fund invests cannot yet be determined. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or net asset value. At this time, it is not possible to predict the effect of the establishment of SOFR, SONIA or any other replacement rates.
Zero Coupon Securities Risk. While interest payments are not made on such securities, holders of such securities are deemed to have received income (“phantom income”) annually, notwithstanding that cash may not be received currently. The effect of owning instruments that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high

50

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. For this reason, some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds. Zero coupon securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities that pay cash interest at regular intervals. Further, to maintain its qualification for pass-through treatment under the Federal tax laws, the Fund is required to distribute income to its shareholders and, consequently, may have to dispose of other, more liquid portfolio securities under disadvantageous circumstances or may have to leverage itself by borrowing in order to generate the cash to satisfy these distributions. The required distributions may result in an increase in the Fund’s exposure to zero coupon securities. During a period of severe market conditions, the market for such securities may become even less liquid. In addition, as these securities do not pay cash interest, the Fund’s investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund’s portfolio.
NOTE 12 – OFFICERS
Effective June 6, 2024, Ms. Cheryl King retired from her service as Assistant Treasurer of the Trust.
NOTE 13 – REPORT OF THE FUNDS’ SPECIAL SHAREHOLDER MEETING (Unaudited)
At the board meeting held on June 27, 2024, the Board nominated two new Independent Trustees, Anne Kritzmire and Craig Wainscott, as well as one current Independent Trustee, Michele Rackey for election and appointment by shareholders of the Trust. At a special shareholder meeting held on August 27, 2024, shareholders voted to elect and appoint the three nominees as Independent Trustees to the Board. The vote results were as follows:

Outstanding Shares	Total Shares Voted(1)
610,254,146.13	422,548,104.53	69.24%

(1)	To approve the election of three Trustees to serve until his or her successor is elected and qualified.

	FOR(2)			WITHHOLD
	Shares Voted	% of Voted Shares	% of Outstanding Shares	Shares Voted	% of Voted Shares	% of Outstanding Shares
(01) Craig Wainscott	420,753,222.93	99.58%	68.95%	1,794,881.60	0.42%	0.29%
(02) Anne Kritzmire	420,814,806.36	99.59%	68.96%	1,733,298.17	0.41%	0.28%
(03) Michele Rackey	419,476,647.18	99.27%	68.74%	3,071,457.36	0.73%	0.50%

(1)	Quorum:
Forty percent of the shares of the Trust entitled to vote, present in person or represented by proxy, constitutes a quorum.
(2)	Vote Required:
The nominees will be elected as Trustees of the Trust if they receive a plurality of the votes cast by all shares of the Trust to be voted in the aggregate.

51

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees
Advisors Series Trust and
Shareholders of:
Shenkman Capital Floating Rate High Income Fund
Shenkman Capital Short Duration High Income Fund
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Shenkman Capital Floating Rate High Income Fund and the Shenkman Capital Short Duration High Income Fund (the “Funds”), each a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of September 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2003.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
November 27, 2024

52

(b) Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	12/4/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	12/4/2024

By (Signature and Title) *	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	12/6/2024

* Print the name and title of each signing officer under his or her signature.